[GRAPHICS OMITTED]

                                                       DEUTSCHE BANC ALEX. BROWN

DEUTSCHE BANC ALEX.BROWN
CASH RESERVE FUND


Prime Series
Treasury Series
Tax-Free Series


ANNUAL REPORT


March 31, 2001


                                                              [GRAPHICS OMITTED]

                                                                   DEUTSCHE BANK

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

    LETTER TO SHAREHOLDERS .............................................     3

    DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND
       Schedule of Investments .........................................     7
       Statements of Assets and Liabilities ............................    34
       Statements of Operations ........................................    36
       Statements of Changes in Net Assets .............................    38
       Financial Highlights ............................................    40
       Notes to Financial Statements ...................................    52
       Report of Independent Accountants ...............................    56
       Tax Information .................................................    56

                          ----------------------------

The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks, including possible loss of principal amount invested.

                          ----------------------------

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                                        2
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Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to report on the progress of your Fund for the twelve months ended March 31, 2001. At the end of the period, the Fund's net assets totaled $9,362,508,851, an increase of more than 2% from March 31, 2000 and an increase of nearly 9% since September 30, 2000. The distribution of the Fund's assets among its three series is illustrated in the following pie chart.

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


 PORTFOLIO DIVERSIFICATION   (Net Assets as of 3/31/01)


  Prime Series                 Treasury Series                   Tax-Free Series
  $6.48 billion                 $1.00 billion                     $1.87 billion

MARKET ACTIVITY
Two major factors impacted the money markets over the annual period--the pace of US economic growth and the actions of the Federal Reserve Board. These factors rapidly changed direction, with the second half of the fiscal year ultimately proving to be a rather dramatic departure from the first half.

ONGOING STRENGTH OF THE US ECONOMY AND ANTICIPATION OF HIGHER INTEREST RATES PUSHED YIELDS ON SHORT- TERM MONEY MARKET SECURITIES SIGNIFICANTLY HIGHER THROUGHOUT MUCH OF THE THIRD CALENDAR QUARTER.
o As the economy continued to expand, there was concern that inflation may be imminent and that the Federal Reserve Board would continue its tightening cycle. In fact, the Federal Reserve Board followed up its three 1999 interest rate hikes and two first quarter 2000 rate hikes with another increase on May 16, 2000, bringing the total increase to 1.75%.
o Reflecting the lagged effects of these increases, the US economy began showing signs of slowing in the third calendar quarter. Citing continued concerns regarding a tight labor market and a sharp rise in energy prices, Federal Reserve Board policy makers maintained their bias to fight inflation. The Federal Reserve Board was trying to determine whether the slowdown in demand was 'tentative and preliminary' or if the significant tightenings they made had produced a desired, slower rate of growth.

THE SLOWDOWN IN THE ECONOMY THAT BEGAN IN THE THIRD QUARTER OF 2000 ACCELERATED INTO THE FOURTH, LEADING TO ANTICIPATION OF LOWER INTEREST RATES. MONEY MARKET YIELDS DRAMATICALLY DECLINED.
o US nominal GDP growth fell from 5.6% in the second calendar quarter to 2.2% in the third quarter and to just over 1.0% in the fourth quarter. Businesses sought to trim unwanted inventories, industrial production faltered and consumer demand weakened. In particular, consumer spending on motor vehicles and other 'big ticket' items became sluggish. Also, the global economy began to show signs of weakness.
o The deceleration in economic activity at the end of 2000 was so pronounced that the Federal Reserve Board took two unprecedented steps.
  --At their mid-December meeting, the Federal Reserve Board shifted its risk assessment for the economy directly from one of inflation to one of economic weakness.
  --Then, at the beginning of the new year, the Federal Reserve Board lowered the targeted federal funds rate and the discount rate by 0.50% to 6.0% and 5.5%, respectively. This surprise inter-meeting move directly followed the January 2nd release of the National Association of Purchasing Managers
    (NAPM) report, which indicated weakness not seen since the recession of 1991.
o At the next two scheduled meetings, on January 31 and March 20, the Federal Reserve Board again lowered interest rates by 0.50% each time. These rate cuts addressed Federal Reserve Board concerns that the fundamentals that had plagued the economy in the last half of 2000, i.e., weakness in consumer demand, deterioration of equity markets and slowdown in manufacturing, continued unabated.

TO A LESS DRAMATIC DEGREE, THE MUNICIPAL MARKETS FOLLOWED A SIMILAR TREND AS THEIR TAXABLE COUNTERPARTS. YIELDS ROSE AS ONGOING US ECONOMIC STRENGTH AND FEDERAL RESERVE BOARD TIGHTENING IMPOSED PRESSURE AND THEN, REVERSING COURSE, YIELDS DECLINED AS ECONOMIC GROWTH SLOWED AND THE FEDERAL RESERVE BOARD SHIFTED TO AN EASING MODE.

o The yield on one-year municipal notes rose 0.16% from 4.15% on March 31, 2000 to 4.31% on September 30, 2000. By March 31, 2001, the yield on these notes had declined to 3.03%.


o In contrast to last year, supply of municipal notes with maturities of 13 months or less was up more than 14%

--------------------------------------------------------------------------------

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Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


   WEIGHTED AVERAGE MATURITY                                                                  (as of 3/31/01)

   DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND PRIME SERIES                                      50 DAYS
   iMoneyNet First Tier Retail Money Funds Average                                               47 days
--------------------------------------------------------------------------------------------------------------
   DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND TREASURY SERIES                                   49 DAYS
   iMoneyNet Treasury and Repo Retail Money Funds Average                                        58 days
--------------------------------------------------------------------------------------------------------------
   DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND TAX-FREE SERIES                                   34 DAYS
   iMoneyNet National Retail Tax-Free Money Funds Average                                        36 days
--------------------------------------------------------------------------------------------------------------

Source: iMoneyNet, Inc. 'Money Fund Report.'
The Money Fund Averages are average maturities of all funds in their respective categories.

   7 DAY CURRENT YIELD                                                                     (as of 3/31/01)

   DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND PRIME SERIES                                     4.63%
   iMoneyNet First Tier Retail Money Funds Average                                              4.60%
--------------------------------------------------------------------------------------------------------------
   DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND TREASURY SERIES                                  4.55% 1
   iMoneyNet Treasury and Repo Retail Money Funds Average                                       4.56%
--------------------------------------------------------------------------------------------------------------
   DEUTSCHE BANC ALEX. BROWN CASH RESERVE FUND TAX-FREE SERIES 2                                2.75%
   iMoneyNet National Retail Tax-Free Money Funds Average                                       2.94%
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. Yields will fluctuate. 'Current yield' represents income generated by an investment in the Fund over a 7-day period. This income is then 'annualized'.

Money Fund Report Averages, a service of iMoneyNet, Inc., are averages for categories of similar money market funds.

1 The investment advisor has contractually agreed to waive part of its fees until July 31, 2002. Without such fee waivers the 7-day current yield would have been 4.50%.

2 For certain investors a portion of the Fund's income may be subject to the federal alternative minimum tax. Distribution of the Fund's income may be subject to state and local taxes.

during this fiscal year. At the same time, demand, especially by the retail buyer, remained strong, as equity market volatility drove investors to the perceived safe haven of these securities.

   o Municipal credit quality remained solid across most Tax-Exempt sectors during the fiscal year, even as the pace of US economic growth slowed. Most municipalities have benefited from the strong growth of the past few years, allowing them to reduce debt and build reserves, providing a degree of financial flexibility.

INVESTMENT REVIEW
We continued to manage the Fund conservatively, maintaining high portfolio quality, adjusting weighted average maturities in response to market conditions and strictly limiting exposure to any particular issuer. Evidence of our insistence on these high investment standards can be found in Standard & Poor's (S&P) ratings of each Fund Series. The Prime, Treasury and Tax-Free Series each received a 'AAAm' rating. 1 This rating is the highest that S&P awards to money market funds.

PRIME SERIES
Our strategy in this Series continued to be concentrated on investing in high quality issues. As of March 31, 2001, 74.63% of the Prime Series was invested in securities rated A1+/P1 and 25.37% in securities rated A1/P1, by S&P and Moody's, respectively.

During the first half of the fiscal year, we maintained a 'barbell' strategy for the Series. By combining a high percentage of floating rate notes, longer-dated securities and short-term paper, we were able not only to take advantage of the steep yield curve but the higher yield opportunities that became available each time the Federal Reserve Board increased interest rates.

As the economic slowdown accelerated and the equity markets continued to slide through the second half of the fiscal year, a deterioration in credit quality of many corporations became more prevalent. A number of companies that we had been comfortable owning in the portfolio in the past were either downgraded or 'on

--------------------------------------------------------------------------------
1 Ratings are subject to change and do not remove market risk.

--------------------------------------------------------------------------------

                                        4
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Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

watch' for possible downgrades by rating agencies. Thus, our primary focus on purchasing high quality issues with little downgrade risk--especially in these uncertain times--became a challenge. Another challenge for this Series came when the Federal Reserve Board cut interest rates in early January. This surprise inter-meeting move came at an inopportune time for the Series. We usually manage the portfolio with a shorter-than-benchmark duration at year-end for liquidity purposes. As a result, we were compelled not only to reinvest this year-end cash at lower rates due to the Federal Reserve Board move, but also to invest the substantial inflows that came to the Series early in 2001 at the new lower level of interest rates.

As of March 31, 2001, 60.03% of the Prime Series was invested in US commercial paper, 19.37% in corporate floating rate securities, 7.91% in euro time deposits--Cayman, 7.68% in euro-dollar certificates of deposit, 3.86% in Yankee certificates of deposit and 1.15% in US agency discount notes, FNMAs, and cash or cash equivalents.

TREASURY SERIES
Divergent conditions impacted the short-term Treasury market over the annual period. The short-term Treasury market was very expensive in the first half of the fiscal year. A combination of investors' decisions to stay on the sidelines to avoid volatile markets during an increasing interest rate environment, the cutback of overall issuance of Treasury securities and the government's Treasury buyback program all contributed to this strong technical condition of the market.

Beginning in early July, the US Treasury began to increase the size of its weekly bill issuance and issue some large cash management bills. Cash management bills have been used more extensively by the Treasury of late as a temporary source of cash prior to tax dates. This added supply caused a significant increase in the yields of short-term Treasuries during the second half of 2000.

However, as the economic slowdown accelerated, equity markets grew more volatile and corporate credit quality deteriorated, there was a renewed flight-to-quality into the Treasury market. This, along with the anticipation of the Federal Reserve Board lowering interest rates, provided the catalyst for the Treasury market to become technically strong--and thus expensive compared to other short-term instruments--once again.

At the end of the annual period, approximately 76.25% of the portfolio was invested in short-term Treasury bills and 23.75% in short-term Treasury notes and bonds.

TAX-FREE SERIES
We actively adjusted the Series' relative maturity position during the annual period in anticipation of seasonal cash flow, supply/demand phenomena and Federal Reserve Board monetary policy changes. For example, in April and May of 2000, the short end of the municipal money market curve became very attractive based on outflows associated with tax season and the Federal Reserve Board interest rate hike. Thus, we made select purchases in the 10- to 12-month range to take advantage of attractive yield opportunities without significantly extending the Series' neutral maturity position. In June, we extended the portfolio's weighted average maturity from 42 days to 46 days.

In July, large seasonal cash inflows, due to principal and interest payments, increased demand for money market eligible paper, but supply continued to decrease, putting pressures on variable rate demand notes and resulting in a decline in short-term tax-exempt yields. The large inflows proved to be temporary. In spite of the asset volatility, the Series made select purchases of actively traded, very liquid one-year notes, without significantly extending its weighted average maturity beyond 49 days. During August and September, the Series' weighted average maturity rolled down towards a neutral range of about 44 days, as assets increased and we maintained a cautious stance toward the Federal Reserve Board.

In October, the short-term yield curve was relatively flat and so we were able to purchase fixed rate notes in the 6- to 9-month range and commercial paper maturing in 60 to 90 days, both at yields competitive with one-year paper and without extending weighted average maturity. In November and December, we increased liquidity in the Series in anticipation of year-end cash outflows. December is typically a time when tax-exempt money market funds experience significant redemptions. However, the opposite was true in 2000, as tax-exempt

--------------------------------------------------------------------------------

                                        5
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Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

money market funds experienced significant cash inflows due primarily to the decline in the equity markets. By the end of December, the Series' weighted average maturity shortened to 37 days.

During the first quarter of 2001, we took advantage of the significant rally in short-term interest rates by selling bonds maturing in July. This strategy shortened the Series' weighted average maturity slightly, but it also removed a notable amount of reinvestment risk that traditionally occurs during July, as coupon and maturity payments increase demand--and thus the price--for money market eligible paper. We purchased select bonds maturing in the 7-month to one-year range. At the end of March, we also focused our attention on increasing the Series' position in variable rate demand notes to provide liquidity in anticipation of typical annual tax season redemptions. The Series' weighted average maturity ended the annual period at 34 days.

At the end of the annual period, 64.07% of the Series was invested in municipal variable rate demand notes, 14.05% in municipal commercial paper and 21.88% in municipal fixed rate notes and bonds.

LOOKING AHEAD
The question remains whether the US is currently experiencing an economic 'soft landing' or is headed for a recession. At present, we believe economic data seems to point to moderate economic growth, contained inflationary pressures, the possibility of a near-term tax cut for the consumer and an accommodating Federal Reserve Board expected to lower interest rates through the second quarter of 2001. In our view, most economic indicators--while weak across the board from suppliers to producers on through to consumers--have not yet declined to levels that would qualify as a recession.

In the Prime Series and Treasury Series, then, we intend to manage the portfolios with a slightly longer-than-benchmark weighted average maturity. In the Prime Series, we intend to continue to choose high quality issuers in an effort to avoid potential downgrades, should the economy continue to slow. In the Treasury Series, the yield will likely be impacted by whether or not cash management bills are outstanding. As Treasury issuance decreases and the buybacks of longer-term debt increase, the yield differential between Treasury securities and other short-term instruments may continue to widen. In our view, temporary supply in the form of cash management bills will provide welcome relief to an otherwise technically expensive market, and thus in the Treasury Series, we intend to take advantage of those market dislocations.

In the Tax-Free Series, too, we intend to extend the portfolio's weighted average maturity to a longer-than-benchmark position, but we will also continue to adjust the weighted average maturity in anticipation of seasonal factors. Since we believe that the Federal Reserve Board will continue to lower short-term interest rates, we intend to seek issues maturing in the 10- to 12-month range. We will also continue to focus on the highest quality investments while still seeking competitive yields. In fact, in each of our Series, we will continue to concentrate the portfolios in very high quality credits and maintain our conservative investment strategies and standards for the foreseeable future.

We continue to believe in the conservative approach that we apply to investing on behalf of the Fund's Series and will continue to seek competitive yields for our shareholders.

As always, we appreciate your continued support.

Sincerely,


/s/ SIGNATURE

    Darlene M. Rasel
    Portfolio Manager of the PRIME AND TREASURY SERIES


/s/ SIGNATURE


    Steven Boyd
    Portfolio Manager of the TAX-FREE SERIES
    March 31, 2001

--------------------------------------------------------------------------------

                                        6
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Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001


                                                                        RATING 1
                                                      --------------------------    PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)            MARKET VALUE

COMMERCIAL PAPER 2--60.03%
AIRCRAFT & AEROSPACE--1.08%
   BAE Systems Holdings, Inc.:
     6.36%      5/25/01...............................  A-1            P-1      $ 25,000          $   24,761,500
     4.75%      6/18/01...............................  A-1            P-1        30,607              30,292,003
     4.72%      6/29/01...............................  A-1            P-1        15,100              14,923,800
                                                                                                  --------------
                                                                                                      69,977,303
                                                                                                  --------------
ASSET BACKED--23.09%
   Asset Portfolio Funding Corp.,
     5.02%      4/12/01...............................  A-1+           P-1        35,000              34,946,314
   Beta Finance Incorporated,
     4.92%      5/1/01................................  A-1+           P-1        43,500              43,321,650
   CC (USA), Inc.:
     5.37%      4/18/01...............................  A-1+           P-1        44,000              43,888,423
     4.91%      6/13/01...............................  A-1+           P-1        33,000              32,671,439
   Compass Securitization LLC:
     5.60%      4/11/01...............................  A-1+           P-1        45,000              44,930,000
     5.04%      5/14/01...............................  A-1+           P-1        40,360              40,117,033
     5.25%      5/18/01...............................  A-1+           P-1        25,000              24,828,646
   Corporate Receivables Corporation,
     5.09%      4/11/01...............................  A-1+           P-1        21,000              20,970,308
   Edison Asset Securitization LLC,
     4.85%      5/22/01...............................  A-1+           P-1        30,000              29,793,875
   K2 (USA) LLC:
     5.42%      5/8/01................................  A-1+           P-1        10,000               9,944,294
     5.20%      6/15/01...............................  A-1+           P-1        19,500              19,288,750
     5.13%      7/31/01...............................  A-1+           P-1        28,000              27,517,210
   Monte Rosa Capital Corporation,
     4.95%      4/17/01...............................  A-1+           P-1        49,000              48,890,333
   Moriarty LLC:
     5.47%      4/24/01...............................  A-1+           P-1        55,000              54,807,790
     5.17%      4/25/01...............................  A-1+           P-1        40,000              39,854,133
     4.67%      7/19/01...............................  A-1+           P-1        15,000              14,787,904
     5.13%      8/20/01...............................  A-1+           P-1        55,000              53,894,913
     4.80%      9/4/01................................  A-1+           P-1        17,000              16,646,400
     4.56%      9/26/01...............................  A-1+           P-1        50,000              48,872,667
   Park Avenue Receivables Corporation,
     5.10%      4/3/01................................  A-1            P-1        67,768              67,748,799
   Pennine Funding LLC:
     5.60%      4/2/01................................  A-1+           P-1         9,000               8,998,600
     5.39%      4/17/01...............................  A-1+           P-1        35,000              34,916,156
     4.74%      6/25/01...............................  A-1+           P-1        25,000              24,720,208
     4.68%      7/18/01...............................  A-1+           P-1        50,000              49,298,000
     4.56%      9/25/01...............................  A-1+           P-1        50,000              48,879,000
   Preferred Receivable Funding Corp.
     4.97%      4/30/01...............................  A-1            P-1        30,000              29,879,892
   Quincy Capital Corp.,
     5.00%      4/20/01...............................  A-1+           P-1        60,000              59,841,667

See Notes to Financial Statements.
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                                       7

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Deutsche Banc Alex. Brown Cash Reserve Fund
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SCHEDULE OF INVESTMENTS March 31, 2001

                                                                        RATING 1
                                                      --------------------------    PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)            MARKET VALUE

   Receivables Capital Corp.:
     5.35%      4/5/01................................  A-1+           P-1      $ 35,000          $   34,979,194
     5.60%      4/17/01...............................  A-1+           P-1        13,734              13,699,818
     4.98%      4/24/01...............................  A-1+           P-1        60,000              59,809,100
   Sheffield Receivables Corp.:
     5.00%      4/17/01...............................  A-1+           P-1        25,000              24,944,444
     5.06%      4/19/01...............................  A-1+           P-1        40,000              39,898,800
     5.00%      4/30/01...............................  A-1+           P-1        25,000              24,899,306
     5.00%      5/4/01................................  A-1+           P-1        75,670              75,323,179
     4.95%      6/7/01................................  A-1+           P-1        26,600              26,354,948
     5.88%      6/15/01...............................  A-1+           P-1        25,000              24,693,750
     5.92%      7/2/01................................  A-1+           P-1        19,380              19,086,802
   Thames Asset Global Securitization:
     5.08%      5/31/01...............................  A-1            P-1        10,000               9,915,333
     4.97%      6/12/01...............................  A-1            P-1        26,402              26,139,564
   Tulip Funding Corp.:
     5.42%      5/1/01................................  A-1+           P-1        35,000              34,841,917
     5.25%      5/21/01...............................  A-1+           P-1        38,414              38,133,898
   Windmill Funding Corp.:
     4.87%      5/18/01...............................  A-1+           P-1        45,000              44,714,214
     4.84%      5/24/01...............................  A-1+           P-1        25,000              24,821,861
                                                                                                  --------------
                                                                                                   1,496,510,532
                                                                                                  --------------
AUTOMOBILES & TRUCKS--0.35%
   Toyota Motor Credit Corp.,
     5.37%      4/10/01...............................  A-1+           P-1        22,650              22,619,592
                                                                                                  --------------
BANK HOLDING COMPANIES--2.38%
   Bank of America:
     5.23%      5/11/01...............................  A-1            P-1        40,000              39,767,556
     6.31%      5/25/01...............................  A-1            P-1        55,000              54,479,425
   Wells Fargo & Company,
     5.05%      5/4/01................................  A-1            P-1        60,000              59,722,250
                                                                                                  --------------
                                                                                                     153,969,231
                                                                                                  --------------
BANKS--7.54%
   Bayerische Hypo-und Vereinsbank AG,
     5.23%      7/10/01...............................  A-1            P-1        47,000              46,317,194
   CBA (Delaware) Finance, Inc.,
     4.97%      4/26/01...............................  A-1+           P-1        50,000              49,827,431
   Credit Suisse First Boston:
     5.29%      6/25/01...............................  A-1+           P-1        50,000              49,375,486
     5.12%      7/6/01................................  A-1+           P-1        50,000              49,317,333
     5.09%      7/23/01...............................  A-1+           P-1        50,000              49,201,153
   Fortis Bank:
     6.42%      4/10/01...............................  A-1+           P-1        12,900              12,879,296
     4.96%      4/24/01...............................  A-1+           P-1        84,000              83,733,813

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       8


Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                        RATING 1
                                                      --------------------------    PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)            MARKET VALUE

   KFW International Finance Inc.:
     5.42%      4/23/01...............................  A-1+           P-1      $  5,500           $   5,481,783
     4.90%      5/15/01...............................  A-1+           P-1       100,000              99,401,111
     5.15%      6/18/01...............................  A-1+           P-1        18,485              18,278,738
   Wells Fargo Bank N.A.,
     5.22%      5/24/01...............................  A-1+           P-1        25,000              24,807,875
                                                                                                  --------------
                                                                                                     488,621,213
                                                                                                  --------------
ELECTRONICS--2.67%
   Alcatel SA:
     6.45%      4/9/01................................  A-1            P-1        28,500              28,459,150
     4.95%      5/15/01...............................  A-1            P-1        75,000              74,546,250
   Hewlett-Packard Co.:
     4.90%      5/29/01...............................  A-1+           P-1        48,400              48,017,909
     4.90%      5/30/01...............................  A-1+           P-1        22,500              22,319,312
                                                                                                  --------------
                                                                                                     173,342,621
                                                                                                  --------------
CONGLOMERATES--0.62%
   Honeywell International, Inc.,
     5.22%      4/6/01................................  A-1            P-1        40,000              39,971,000
                                                                                                  --------------
CONSUMER PRODUCTS--0.53%
   Eastman Kodak Company,
     4.96%      6/13/01...............................  A-1            P-1        35,000              34,647,978
                                                                                                  --------------
FINANCE: DIVERSIFIED--5.81%
   Associates First Capital Corp.:
     5.03%      4/18/01...............................  A-1+           P-1        42,000              41,900,238
     4.96%      4/19/01...............................  A-1+           P-1        50,000              49,876,000
     4.97%      4/25/01...............................  A-1+           P-1        75,000              74,751,500
     4.97%      4/26/01...............................  A-1+           P-1        30,000              29,896,458
   GE Capital International Funding, Inc.:
     5.45%      4/24/01...............................  A-1+           P-1        50,000              49,825,903
     4.91%      6/11/01...............................  A-1+           P-1        55,000              54,467,401
   General Electric Capital Corp.:
     5.37%      4/5/01................................  A-1+           P-1        11,664              11,657,041
     5.22%      5/17/01...............................  A-1+           P-1        45,000              44,699,850
     5.20%      6/8/01................................  A-1+           P-1        20,000              19,803,556
                                                                                                  --------------
                                                                                                     376,877,947
                                                                                                  --------------
FINANCIAL SERVICES--2.68%
   Goldman Sachs & Co.:
     5.59%      4/30/01...............................  A-1+           P-1        50,000              49,774,847
     5.37%      7/17/01...............................  A-1+           P-1        40,000              39,361,567
   Morgan Stanley Dean Witter & Co.:
     5.35%      4/23/01...............................  A-1+           P-1        25,000              24,918,264
     5.01%      5/17/01...............................  A-1+           P-1        60,000              59,615,900
                                                                                                  --------------
                                                                                                     173,670,578
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       9

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                        RATING 1
                                                      --------------------------    PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)            MARKET VALUE

FOODS--0.18%
   Campbell Soup Company,
     6.38%      6/4/01................................  A-1            P-1      $ 12,000          $   11,863,893
                                                                                                  --------------
INSURANCE, PROPERTY AND CASUALTY--2.55%
   MetLife Funding, Inc.,
     5.22%      5/17/01...............................  A-1+           P-1         9,359               9,296,575
   Prudential PLC:
     5.20%      4/23/01...............................  A-1+           P-1        10,000               9,968,222
     5.10%      5/22/01...............................  A-1+           P-1        14,000              13,898,850
     4.88%      6/18/01...............................  A-1+           P-1        50,000              49,471,333
   Transamerica Finance Corp.:
     5.10%      4/12/01...............................  A-1            P-1        57,800              57,704,429
     6.43%      4/23/01...............................  A-1            P-1        25,000              24,901,764
                                                                                                  --------------
                                                                                                     165,241,173
                                                                                                  --------------
MINING--1.59%
   Rio Tinto America, Inc.:
     5.35%      4/19/01...............................  A-1+           P-1         5,050               5,036,491
     5.23%      5/18/01...............................  A-1+           P-1        93,620              92,980,758
     4.82%      5/23/01...............................  A-1+           P-1         5,000               4,965,189
                                                                                                  --------------
                                                                                                     102,982,438
                                                                                                  --------------
PHARMACEUTICAL--2.56%
   Abbott Laboratories,
     4.94%      4/26/01...............................  A-1+           P-1       122,000             121,581,472
   Johnson & Johnson,
     4.95%      4/17/01...............................  A-1+           P-1        25,000              24,945,000
   Schering Corp.,
     6.42%      4/24/01...............................  A-1+           P-1        19,400              19,320,428
                                                                                                  --------------
                                                                                                     165,846,900
                                                                                                  --------------
PUBLISHING--3.08%
   Gannett Co., Inc.:
     5.05%      4/4/01................................  A-1            P-1        40,000              39,983,167
     4.99%      4/12/01...............................  A-1            P-1       160,029             159,781,944
                                                                                                  --------------
                                                                                                     199,765,111
                                                                                                  --------------
TELEPHONE--3.14%
   Verizon Global Funding Corp.:
     5.30%      5/2/01................................  A-1            P-1        20,000              19,908,722
     5.24%      5/7/01................................  A-1            P-1        25,000              24,869,000
     4.86%      5/31/01...............................  A-1            P-1        15,000              14,878,500
   Verizon Network Funding Corp.:
     5.35%      4/18/01...............................  A-1+           P-1        45,000              44,886,313
     5.25%      5/8/01................................  A-1+           P-1        50,000              49,730,208
     4.96%      6/7/01................................  A-1+           P-1        25,000              24,769,222
     4.72%      6/15/01...............................  A-1+           P-1        25,000              24,754,167
                                                                                                  --------------
                                                                                                     203,796,132
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       10

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001


                                                                        RATING 1
                                                      --------------------------    PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)            MARKET VALUE

UTILITIES--0.18%
   National Rural Utilities CFC,
     6.45%      4/11/01...............................  A-1+           P-1      $ 12,000          $   11,978,500
                                                                                                  --------------
TOTAL COMMERCIAL PAPER
  (Amortized Cost $3,891,682,142) ..............................................................   3,891,682,142
                                                                                                  --------------

FLOATING RATE-NOTE--19.37%
   Abbey National Treasury Services, PLC,
     4.96%      10/25/01..............................  A-1+           P-1        35,000              34,990,075
   Abbott Laboratories,
     5.178%     3/1/02................................  A-1+           P-1        35,000              35,000,000
   American Express Centurian Bank:
     5.229%     5/9/01................................  A-1            P-1        25,000              25,000,000
     5.273%     12/4/01...............................  A-1            P-1        40,000              40,000,000
   American Honda Finance Corp.:
     4.856%     6/25/01...............................  A-1            P-1         7,500               7,503,385
     5.38%      11/20/01..............................  A-1            P-1        25,000              25,000,000
     5.04%      1/24/02...............................  A-1            P-1        40,000              39,996,494
   Associates Corp. of North America,
     5.48%      2/22/02...............................  A-1+           P-1        50,000              50,066,891
   AT&T Corp.,
     5.028%     6/14/01...............................  A-1            P-1        15,000              14,999,142
   Bayerische Landesbank Girozentrale:
     5.014%     5/31/01...............................  A-1+           P-1        25,000              24,997,945
     4.98%      10/25/01..............................  A-1+           P-1        38,000              37,991,354
   Boeing Capital Corp.,
     5.33%      2/7/02................................  A-1+           P-1        65,000              64,970,628
   Caterpillar, Inc.,
     5.15%      12/10/01..............................  A-1            P-1        10,507              10,516,718
   Chase Manhattan Corporation:
     5.36%      12/10/01..............................  A-1+           P-1         5,000               5,012,070
     6.479%     1/3/02................................  A-1+           P-1        24,766              24,784,182
     4.956%     3/22/02...............................  A-1+           P-1        15,500              15,522,082
   Commerzbank AG:
     4.948%     4/20/01...............................  A-1            P-1        25,000              24,999,617
     5.00%      4/26/01...............................  A-1            P-1        25,000              24,999,497
   Credit Suisse First Boston Inc.:
     4.998%     8/20/01...............................  A-1+           P-1         5,000               5,000,234
     5.31%      3/20/02...............................  A-1+           P-1        50,000              50,000,000
   Federal National Mortgage Association Med Term Note,
     5.175%     3/21/02...............................  A-1+           P-1        45,000              45,000,000
   Household Finance Corporation,
     5.269%     6/4/01................................  A-1            P-1         2,000               2,000,675
   J.P. Morgan Chase & Co.,
     5.678%     1/28/02...............................  A-1+           P-1        64,000              64,068,118

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       11


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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001


                                                                        RATING 1
                                                      --------------------------    PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)            MARKET VALUE

   Merrill Lynch & Co., Inc.:
     6.645%     4/12/01...............................  A-1+           P-1      $ 30,000          $   29,999,963
     5.036%     4/17/01...............................  A-1+           P-1        50,000              49,999,767
     5.036%     4/18/01...............................  A-1+           P-1        30,000              29,999,863
     4.988%     4/20/01...............................  A-1+           P-1        50,000              50,001,275
     5.41%      9/10/01...............................  A-1+           P-1        20,000              20,006,545
     5.355%     1/8/02................................  A-1+           P-1        25,000              25,000,000
   National Rural Utilities CFC,
     4.994%     6/15/01...............................  A-1+           P-1        13,000              13,000,000
   Paccar Financial Corp.,
     5.71%      4/26/02...............................  A-1+           P-1        40,000              40,065,385
   Salomon Smith Barney Holdings, Inc.
     5.209%     3/4/02................................  A-1            P-1        30,000              30,057,859
   SBC Communications, Inc.:
     5.475%     5/1/01................................  A-1+           P-1        30,000              30,000,000
     5.339%     5/15/01...............................  A-1+           P-1        15,000              14,999,824
   Toyota Motor Credit Corp.:
     5.14%      12/7/01...............................  A-1+           P-1        60,000              60,000,000
     5.054%     4/2/02................................  A-1+           P-1        55,000              55,000,000
   Unilever Capital Corp.,
     5.11%      9/7/01................................  A-1            P-1        40,000              40,004,357
   Verizon Global Funding Corp.:
     4.85%      3/20/02...............................  A-1            P-1        40,000              39,973,509
     4.97%      3/21/02...............................  A-1            P-1        30,000              30,035,643
   Westpac Banking Corporation,
     4.99%      9/13/01...............................  A-1+           P-1        25,000              24,998,333
                                                                                                  --------------
TOTAL FLOATING RATE--NOTE
  (Amortized Cost $1,255,561,430) ..............................................................   1,255,561,430
                                                                                                  --------------
AGENCY DISCOUNT NOTES--0.68%
   Federal Farm Credit Bank Discount Notes,
     4.54%      2/26/02...............................  A-1            P-1        10,000               9,582,572
   Federal National Mortgage Association Disc. Note,
     4.72%      8/1/01................................   --            Aaa        35,000              34,440,156
                                                                                                  --------------
TOTAL AGENCY DISCOUNT NOTES
  (Amortized Cost $44,022,728) .................................................................      44,022,728
                                                                                                  --------------

YANKEE CERTIFICATES OF DEPOSIT--3.86%
   Bayerische Landesbank Girozentrale,
     5.05%      2/26/02...............................  A-1+           P-1        10,000               9,998,251
   Commerzbank US Finance, Inc.,
     6.30%      6/19/01...............................  A-1            P-1        35,000              35,017,491
   Landesbank Baden Wurttemberg:
     6.67%      4/3/01................................  A-1+           P-1        50,000              50,004,196
     5.16%      8/13/01...............................  A-1+           P-1        50,000              50,037,233

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12


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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001


                                                                        RATING 1
                                                      --------------------------    PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)            MARKET VALUE

   Natexis Banque Popularies:
     5.49%      4/2/01................................  A-1            P-1      $ 25,000          $   25,000,007
     5.11%      5/1/01................................  A-1            P-1        50,000              50,000,000
   Norddeutsche Landesbank Girozentrale,
     4.96%      5/22/01...............................  A-1+           P-1        30,000              30,000,421
                                                                                                  --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (Amortized Cost $250,057,599) ................................................................     250,057,599
                                                                                                  --------------

EURODOLLAR CERTIFICATES OF DEPOSIT--7.68%
   Abbey National Treasury Services, PLC,
     5.48%      7/17/01...............................  A-1+           P-1        15,000              15,000,000
   Banca Commerciale Italiana Spa,
     5.78%      4/9/01................................  A-1            P-1        40,000              40,000,044
   Banca Intesa Spa,
     5.04%      5/15/01...............................  A-1            P-1        40,000              40,005,459
   Barclays Bank PLC,
     5.27%      10/30/01..............................  A-1+           P-1        10,000              10,007,354
   Bayerische Hypo-und Vereinsbank AG,
     5.35%      7/11/01...............................  A-1            P-1        50,000              49,998,585
   Bayerische Landesbank Girozentrale,
     5.52%      7/19/01...............................  A-1+           P-1        35,000              35,001,031
   Commerzbank AG:
     6.27%      6/20/01...............................  A-1            P-1        13,000              13,005,123
     6.02%      7/5/01................................  A-1            P-1        25,000              25,031,272
     5.405%     7/6/01................................  A-1            P-1        30,000              30,000,390
   Credit Agricole Indosuez SA:
     5.02%      5/15/01...............................  A-1+           P-1        40,000              40,004,751
     5.47%      7/12/01...............................  A-1+           P-1        50,000              50,000,000
   Halifax PLC,
     5.00%      4/27/01...............................  A-1+           P-1        50,000              50,000,000
   Landesbank Baden Wurttemberg:
     5.535%     4/23/01...............................  A-1+           P-1        35,000              35,000,106
     6.64%      5/3/01................................  A-1+           P-1        30,000              30,000,000
   Svenska Handelsbanken, Inc.,
     6.45%      4/17/01...............................  A-1            P-1        10,000              10,000,314
   Westdeutsche Landesbank Girozentrale,
     4.85%      6/1/01................................  A-1+           P-1        25,000              25,000,000
                                                                                                  --------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
  (Amortized Cost $498,054,429) ................................................................     498,054,429
                                                                                                  --------------
See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       13


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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001


                                                                        RATING 1
                                                      --------------------------    PAR
 PRIME SERIES                                           S&P        MOODY'S         (000)            MARKET VALUE

EURO TIME DEPOSIT-CAYMAN--7.91%
   Allied Irish Banks PLC,
     4.91%      8/15/01...............................  A-1            P-1      $ 40,000          $   40,000,000
   Bayerische Landesbank Girozentrale,
     5.55%      4/23/01...............................  A-1+           P-1        50,000              50,000,000
   Bayerische Hypotheka Vereinsbank,
     5.53%      7/18/01...............................  A-1+           P-1        50,000              50,000,000
   Banq Bruxelles Lambert:
     4.98%      6/18/01...............................  A-1+           P-1        50,000              50,000,000
     4.88%      7/2/01................................  A-1+           P-1         6,100               6,100,000
     5.20%      8/13/01...............................  A-1+           P-1        25,000              25,000,000
     4.93%      9/7/01................................  A-1+           P-1        24,000              24,000,000
   Commerzbank AG:
     5.313%     4/2/01................................  A-1+           P-1        78,028              78,027,697
     6.43%      4/17/01...............................  A-1+           P-1        40,000              40,000,000
   Dresdner Bank AG,
     6.66%      5/9/01................................  A-1+           P-1        30,000              30,000,000
   Landesbank Baden Wurttemberg,
     4.95%      8/6/01................................  A-1+           P-1        50,000              50,000,000
   Norddeutsche Landesbank Girozentrale,
     5.06%      8/28/01...............................  A-1+           P-1        30,000              30,000,000
   Royal Bank of Canada,
     5.56%      4/11/01...............................  A-1+           P-1        40,000              40,000,000
                                                                                                  --------------
TOTAL EURO TIME DEPOSIT-CAYMAN
  (Amortized Cost $513,127,696) ................................................................     513,127,697
                                                                                                  --------------

FNMA--0.39%
   Federal National Mortgage Association Med Term Note,
     5.25%      2/21/02...............................   --            Aaa        25,000              25,000,000
                                                                                                  --------------
TOTAL FNMA
   (Amortized Cost $25,000,000).................................................................      25,000,000
                                                                                                  --------------
TOTAL INVESTMENTS
   (Amortized Cost $6,477,506,025) 3 .........................................     99.92%         $6,477,506,025
OTHER ASSETS IN EXCESS OF LIABILITIES ........................................      0.08               5,079,037
                                                                                  ------          --------------
NET ASSETS ...................................................................    100.00%         $6,482,585,062
                                                                                  ======          ==============

1 Unaudited.
2 Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the yield at time of purchase by the Fund.
3 Aggregate cost for federal tax purposes is $6,477,506,531.
MOODY'S RATINGS:
Aaa Judged to be of the best quality.
P-1 Commercial paper bearing this designation is of the best quality.
S&P RATINGS:
A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001


                                                              MATURITY              PAR
 TREASURY SERIES                                                  DATE             (000)             MARKET VALUE

US TREASURY BILLS 1-- 76.12%
     5.045%.................................................... 4/5/01           $ 1,050            $   1,049,411
     5.66%..................................................... 4/5/01            45,000               44,971,700
     5.74%..................................................... 4/5/01            46,000               45,970,662
     4.85%.....................................................4/19/01            23,196               23,139,750
     4.875%....................................................4/19/01             9,930                9,905,796
     4.915%....................................................4/19/01             5,178                5,164,617
     5.01%.....................................................4/19/01             1,340                1,336,643
     5.095%....................................................4/19/01             1,775                1,770,478
     5.13%.....................................................4/19/01            40,000               39,897,400
     5.15%.....................................................4/19/01             4,385                4,373,709
     5.16%.....................................................4/19/01            42,280               42,170,918
     5.23%.....................................................4/19/01            47,000               46,877,095
     4.88%.....................................................4/26/01            25,000               24,915,278
     4.94%.....................................................4/26/01             4,300                4,285,249
     4.99%.....................................................4/26/01            92,000               91,681,194
     4.995%....................................................4/26/01            28,000               27,902,875
     5.02%.....................................................4/26/01             6,515                6,492,288
     5.025%....................................................4/26/01            20,000               19,930,208
     5.125%....................................................4/26/01             4,325                4,309,607
     4.58%..................................................... 5/3/01               825                  821,641
     4.75%..................................................... 5/3/01               832                  828,487
     4.64%.....................................................5/10/01            45,000               44,773,800
     4.91%.....................................................5/10/01             2,985                2,969,122
     4.37%.....................................................5/24/01             1,840                1,828,162
     4.42%.....................................................5/24/01               851                  845,462
     4.46%.....................................................5/24/01             2,965                2,945,531
     4.465%....................................................5/24/01            50,000               49,671,326
     4.50%.....................................................5/24/01             4,185                4,157,274
     4.63%.....................................................5/24/01            15,173               15,069,575
     5.635%....................................................5/24/01            47,590               47,195,195
     4.59%.....................................................5/31/01            50,000               49,617,500
     4.545%.................................................... 6/7/01            50,000               49,577,063
     4.50%.....................................................6/21/01            19,590               19,391,651
     4.41%..................................................... 7/5/01            27,500               27,179,969
     4.335%....................................................7/26/01             1,220                1,202,959
                                                                                                    --------------
TOTAL US TREASURY BILLS (Amortized Cost $764,219,595)...............................................  764,219,595
                                                                                                    --------------

US TREASURY NOTES -- 23.70%
     5.00%.....................................................4/30/01            50,000               50,003,540
     6.50%.....................................................8/31/01            99,000               99,826,697
     6.50%.....................................................5/31/01            88,000               88,173,754
                                                                                                    --------------
TOTAL US TREASURY NOTES (Amortized Cost $238,003,991)...............................................  238,003,991
                                                                                                    --------------
TOTAL INVESTMENTS (Amortized Cost $1,002,223,586) 2 ............................   99.82%           $1,002,223,586

OTHER ASSETS IN EXCESS OF LIABILITIES ..........................................    0.18                 1,804,514
                                                                                  ------            --------------
NET ASSETS .....................................................................  100.00%           $1,004,028,100
                                                                                  ======            ==============
--------------------------------------------------------------------------------

1 US Treasury bills are traded on a discount basis. The interest rate shown represents the yield at the date of purchase.
2 Aggregate cost for financial reporting and federal tax purposes.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       15

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001


                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

ALABAMA--0.93%
   Alabama Housing Finance Authority, Multi-family
     Housing, Refunding RB, Heatherbrooke Project,
     (Guaranteed by FNMA), Variable Rate Weekly
     Demand Note,
     3.45%, 6/15/26 1...............................   A-1+              --      $ 9,900          $    9,900,000
   Alabama Housing Finance Authority, Multi-family
     Housing, Refunding RB, Rime Village Hoover
     Project, (Guaranteed by FNMA), Variable Rate
     Weekly Demand Note,
     3.45%, 6/15/26 1...............................   A-1+              --        7,500               7,500,000
                                                                                                  --------------
                                                                                                      17,400,000
                                                                                                  --------------
ARIZONA--1.60%
   Mesa, Arizona, Industrial Development Authority
     Revenue, Discovery Health System, (MBIA Insured),
     Series B, Variable Rate Weekly Demand Note,
     3.40%, 1/1/29 1................................   A-1+          VMIG-1       22,520              22,520,000
   Phoenix, Arizona,
     3.10%, 6/11/01.................................   A-1+          VMIG-1        7,300               7,300,000
                                                                                                  --------------
                                                                                                      29,820,000
                                                                                                  --------------
COLORADO--2.25%
   Colorado Housing Finance Authority, Multi-family
     Housing, Refunding RB, Central Park Project,
     (Guaranteed by FNMA), Variable Rate Weekly
     Demand Note,
     3.55%, 10/15/16 1..............................   A-1+              --          600                 600,000
   Colorado Housing Finance Authority, Multi-family
     Housing, Refunding RB, Diamond Project,
     (Guaranteed by FNMA), Variable Rate Weekly
     Demand Note,
     3.55%, 10/15/16 1..............................   A-1+              --        1,775               1,775,000
   Colorado Housing Finance Authority, Multi-family
     Housing, Refunding RB, Greenwood Project,
     (Guaranteed by FNMA), Variable Rate Weekly
     Demand Note,
     3.55%, 10/15/16 1..............................   A-1+              --        4,300               4,300,000
   Colorado Housing Finance Authority, Multi-family
     Housing, Refunding RB, Huntington Project,
     (Guaranteed by FNMA), Variable Rate Weekly
     Demand Note,
     3.55%, 10/15/16 1..............................   A-1+              --        2,400               2,400,000
   Colorado Housing Finance Authority, Multi-family
     Housing, Refunding RB, Loretto Project,
     (Guaranteed by FNMA), Variable Rate Weekly
     Demand Note,
     3.55%, 10/15/16 1..............................   A-1+              --        8,900               8,900,000
   Colorado Housing Finance Authority, Multi-family
     Housing, Refunding RB, Silver Reef Project,
     (Guaranteed by FNMA), Variable Rate Weekly
     Demand Note,
     3.55%, 10/15/16 1..............................   A-1+              --        9,490               9,490,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       16

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

   Colorado Housing Finance Authority, Multi-family
     Housing, Refunding RB, St. Moritz Project,
     (Guaranteed by FNMA), Variable Rate Weekly
     Demand Note,
     3.55%, 10/15/16 1..............................   A-1+              --      $ 4,800           $   4,800,000
   Colorado State, TRAN,
     5.00%, 6/27/01.................................  SP-1+              --       10,000              10,015,670
                                                                                                  --------------
                                                                                                      42,280,670
                                                                                                  --------------
DELAWARE--0.13%
   Delaware State, G.O.,
     6.125%, 4/1/01.................................    AAA             Aaa        1,000               1,000,033
   Delaware State, G.O. Prerefunded 4/01/01 @ 102,
     6.50%, 4/1/09..................................    AAA             Aaa        1,500               1,530,057
                                                                                                  --------------
                                                                                                       2,530,090
                                                                                                  --------------
FLORIDA--4.16%
   Florida State, G.O., Board of Education,
     Capital Outlay, Public Education, Prerefunded
     06/01/01 @ 101 Series A,
     6.75%, 6/1/21..................................    AAA             Aaa       13,000              13,181,348
   Florida State, G.O., Board of Education,
     Capital Outlay, Public Education, Prerefunded
     06/01/01 @ 101 Series B,
     6.70%, 6/1/22..................................    AAA             Aaa        5,000               5,077,944
   Florida State, Municipal Power Agency Revenue,
     Stanton II Project, (AMBAC Insured), Variable
     Rate Weekly Demand Note,
     3.45%, 10/1/27 1...............................    A-1             Aaa       13,400              13,400,000
   Jacksonville, Florida, Capital Project, Series 1,
     (AMBAC Insured), Variable Rate Weekly
     Demand Note,
     3.50%, 10/1/17 1...............................   A-1+              --       18,890              18,890,000
   Jacksonville, Florida, Capital Project, Series 2,
     (AMBAC Insured), Variable Rate Weekly
     Demand Note,
     3.50%, 10/1/22 1...............................   A-1+              --        4,400               4,400,000
   Jacksonville, Florida, Electricity Authority,
     Series A, Variable Rate Daily Demand Note,
     3.95%, 10/1/10 1...............................   A-1+          VMIG-1          300                 300,000
   Jacksonville, Florida, Electricity Authority,
     Series B, Variable Rate Daily Demand Note,
     3.95%, 10/1/10 1...............................   A-1+          VMIG-1          900                 900,000
   Pinellas County, Florida, Health Facilities
     Revenue Authority, Refunding RB,
     Pooled Hospital Loans Program,
     (AMBAC Insured), Variable Daily Demand Note,
     3.80%, 12/1/15 1...............................   A-1+          VMIG-1        5,691               5,691,000
   Sunshine State, Governmental Financing, Community
     Florida Financing Revenue, (AMBAC Insured),
     (SPA: Dexia Credit Local), Variable Rate Weekly
     Demand Note,
     3.45%, 7/1/16 1................................     --          VMIG-1       14,875              14,875,000
   Tampa Health Facilities Authority RB, Lifelink
     Foundation Inc. Project, (LOC: SunTrust Bank),
     Variable Rate Weekly Demand Note,
     3.50%, 8/1/22 1................................     --             Aa3        1,400               1,400,000
                                                                                                  --------------
                                                                                                      78,115,292
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       17

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

GEORGIA--11.98%
   Burke County, Georgia:
     3.05%, 5/3/01..................................   A-1+              --      $10,800          $   10,800,000
     2.35%, 4/6/01..................................   A-1+              --        2,600               2,600,000
     3.20%, 4/25/01.................................   A-1+              --        3,000               3,000,000
   Burke County, Georgia, Oglethorpe Power,
     (AMBAC Insured):
     3.20%, 4/5/01..................................   A-1+              --        2,500               2,500,000
     3.45%, 4/9/01..................................   A-1+              --        3,500               3,500,000
   Burke County, Georgia, Pollution Control Revenue
     Authority, Refunding RB, Oglethorpe Power,
     (AMBAC Insured), Series A Variable Rate Daily
     Demand Note,
     3.85%, 1/1/20 1................................   A-1+              --       14,145              14,145,000
   Burke County, Georgia, Pollution Control Revenue
     Authority, Refunding RB, Oglethorpe Power,
     (AMBAC Insured), Series B, Variable Rate Daily
     Demand Note,
     3.85%, 1/1/20 1................................   A-1+              --       11,200              11,200,000
   Cobb County, Georgia, Housing Authority,
     Refunding RB, Post Mill Project,
     (Guaranteed by FNMA), Variable
     Rate Weekly Demand Note,
     3.45%, 6/1/25 1................................   A-1+              --        9,380               9,380,000
   Columbus County, Georgia, Housing Authority
     Revenue, Columbus State University
     Foundation, Inc., (LOC: SunTrust Bank),
     Variable Rate Weekly Demand Note,
     3.50%, 11/1/17 1...............................     --             Aa3        3,300               3,300,000
   De Kalb County, Georgia, Housing Authority,
     Multi-family Housing, Refunding RB,
     Camden Brook Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     3.50%, 6/15/25 1...............................   A-1+              --        5,700               5,700,000
   De Kalb County, Georgia, Housing Authority,
     Multi-family Housing, Refunding RB,
     Clairmont Crest Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     3.50%, 6/15/25 1...............................   A-1+              --        4,500               4,500,000
   De Kalb County, Georgia, Housing Authority,
     Multi-family Housing, Refunding RB,
     Post Ashford  Project, (Guaranteed by FNMA),
     Variable Rate Weekly Demand Note,
     3.45%, 6/1/25 1................................   A-1+              --        8,895               8,895,000
   Fulco, Georgia, Hospital Authority, Refunding RB,
     Piedmont Hospital Project, (LOC: SunTrust Bank),
     Variable Rate Weekly Demand Note,
     3.45%, 3/1/24 1................................   A-1+          VMIG-1        3,000               3,000,000
   Fulton County, Georgia, Development Authority
     Revenue, Georgia Tech Athletic Association
     Project, (LOC: SunTrust Bank), Variable Rate
     Weekly Demand Note,
     3.50%, 7/1/14 1................................     --             Aa3        7,850               7,850,000
   Georgia Muni G & E:
     3.20%, 7/12/01.................................   A-1+              --        3,600               3,600,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       18

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

   Georgia State,
     3.15%, 6/12/01.................................   A-1+              --      $ 6,750           $   6,750,000
   Georgia State, G.O., Series A,
     5.80%, 3/1/02..................................    AAA             Aaa        2,000               2,049,120
   Georgia State, G.O., Series B,
     6.25%, 4/1/01..................................    AAA             Aaa        3,665               3,665,134
   Macon-Bibb County, Georgia, Hospital Authority
     Revenue, Medical Center of Central Georgia,
     (LOC: SunTrust Bank), Variable Rate Weekly
     Demand Note:
     3.50%, 8/1/18 1................................     --             Aa3        2,800               2,800,000
     3.50%, 12/1/18 1...............................   A-1+             Aa3        5,000               5,000,000
   Metropolitan Atlanta Rapid Transportation
     Authority, Georgia, Sales Tax Revenue,
     Series A, (LOC: Bayerische Landesbank 50%,
     Westdeutsche Landesbank 50%),
     Variable Rate Weekly Demand Note,
     3.40%, 7/1/25 1................................   A-1+          VMIG-1       23,500              23,500,000
   Metropolitan Atlanta Rapid Transportation
     Authority, Georgia, Sales Tax Revenue,
     Series B, (LOC: Bayerische Landesbank 50%,
     Westdeutsche Landesbank 50%),
     Variable Rate Weekly Demand Note,
     3.50%, 7/1/25 1................................   A-1+          VMIG-1        3,000               3,000,000
   Monroe County, Georgia, Pollution Control Revenue
     Authority, Refunding RB, Oglethorpe Power,
     (AMBAC Insured), Series B, Variable Rate
     Daily Demand Note,
     3.85%, 1/1/20 1................................   A-1+              --        1,700               1,700,000
   Municipal Electric Authority, Georgia,
     2.60%, 4/5/01..................................   A-1+          VMIG-1       15,600              15,600,000
   Municipal Electric Authority, Georgia,
     (LOC: Helaba) ,
     2.75%, 4/5/01..................................   A-1+          VMIG-1       10,000              10,000,000
   Municipal Electric Authority, Georgia,
     Refunding RB (LOC: ABN AMRO Bank N.V.),
     Variable Rate Weekly Demand Note:
     3.50%, 1/1/16 1................................   A-1+          VMIG-1        2,000               2,000,000
     3.50%, 1/1/20 1................................   A-1+          VMIG-1        6,050               6,050,000
     3.50%, 1/1/26 1................................   A-1+          VMIG-1        9,700               9,700,000
   Municipal Electric Authority, Georgia,
     Refunding RB (LOC: Credit Suisse First Boston),
     Variable Rate Weekly Demand Note,
     3.45%, 3/1/20 1................................   A-1+          VMIG-1        4,000               4,000,000
   Municipal Electric Authority, Georgia,
     Refunding RB, General Resolution Project,
     (LOC: Landesbank-Hessen-Thuringen),
     Variable Rate Weekly Demand Note,
     3.50%, 6/1/20 1................................   A-1+          VMIG-1       12,200              12,200,000
   Roswell Housing Authority, Multi-family Housing,
     Refunding RB Post Canyon Project,
     (Guaranteed by FNMA), Variable Rate Weekly
     Demand Note,
     3.45%, 6/1/25 1................................   A-1+              --        8,500               8,500,000
   Smyrna Housing Authority, Multi-family Housing,
     Refunding RB, F&M Villages Project,
     (Guaranteed by FNMA), Variable Rate Weekly
     Demand Note,
     3.45%, 6/6/25 1................................   A-1+              --       14,200              14,200,000
                                                                                                  --------------
                                                                                                     224,684,254
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       19


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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

IDAHO--0.16%
   Idaho State, TAN, G.O.,
     5.375%, 6/29/01................................  SP-1+           MIG-1      $ 3,000           $   3,007,036
                                                                                                  --------------
ILLINOIS--10.23%
   Chicago, Illinois, G.O., (MBIA Insured),
     6.25%, 10/31/01................................    AAA             Aaa        2,000               2,033,839
   Illinois Development Finance Authority, Chicago
     Symphony Project Orchestra, (LOC: Bank One),
     Variable Rate Weekly Demand Note,
     3.50%, 12/1/33 1...............................    A-1              --        7,000               7,000,000
   Illinois Development Finance Authority, Chicago
     Symphony Project Orchestra, (LOC: Northern
     Trust Co.), Variable Rate Weekly Demand Note,
     3.50%, 12/1/28 1...............................   A-1+          VMIG-1       11,300              11,300,000
   Illinois Development Finance Authority,
     Fenwick High School Project, (LOC: Northern
     Trust Co.), Variable Rate Weekly Demand Note,
     3.50%, 3/1/32 1................................   A-1+              --        8,200               8,200,000
   Illinois Development Finance Authority, Jewish
     Federation Project, (AMBAC Insured),
     Variable Rate Weekly Demand Note,
     3.50%, 9/1/23 1................................     --          VMIG-1        8,595               8,595,000
   Illinois Development Finance Authority, Pollution
     Control Revenue, Commonwealth Edison Company
     Project, Series C, (LOC: ABN AMRO Bank N.V.),
     Variable Rate Weekly Demand Note,
     3.45%, 3/1/09 1................................   A-1+             P-1       18,700              18,700,000
   Illinois Development Finance Authority, Pollution
     Control Revenue, Illinois Power Company Project,
     Series B, (LOC: ABN AMRO Bank N.V.),
     Variable Rate Weekly Demand Note,
     3.40%, 11/1/28 1...............................   A-1+          VMIG-1        6,100               6,100,000
   Illinois Development Finance Authority, Pollution
     Control Revenue, Refunding RB, Illinois Power
     Company Project, Series A, (LOC: ABN AMRO Bank
     N.V.), Variable Rate Weekly Demand Note,
     3.45%, 11/1/28 1...............................   A-1+          VMIG-1        6,200               6,200,000
   Illinois Educational Facilities Authority,
     Field Museum of Natural History,
     (LOC: Northern Trust Co.),
     3.20%, 9/6/01..................................     --          VMIG-1        5,000               5,000,000
   Illinois Educational Facilities Authority,
     University of Chicago,
     4.25%, 9/6/01..................................   A-1+             P-1       10,000              10,000,000
   Illinois Health Facilities Authority,
     Evanston Hospital Corp. Project, Series A,
     4.45%, 7/31/01.................................   A-1+          VMIG-1        7,000               7,000,000
   Illinois Health Facilities Authority,
     Gottlieb Health Resources, Inc.,
     (LOC: Harris Trust and Savings Bank),
     Variable Rate Weekly Demand Note:
     3.50%, 11/15/24 1..............................     --          VMIG-1        3,300               3,300,000
     3.50%, 11/15/25 1..............................     --          VMIG-1       15,685              15,685,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       20

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

   Illinois Health Facilities Authority,
     Northwestern Memorial Hospital,
     Variable Rate Daily Demand Note,
     3.80%, 8/15/25 1...............................   A-1+          VMIG-1     $ 24,000          $   24,000,000
   Illinois Health Facilities Authority,
     Refunding RB, The Carle Foundation,
     (AMBAC Insured), Series B,
     Variable Rate Weekly Demand Note,
     3.50%, 7/1/28 1................................   A-1+          VMIG-1        5,800               5,800,000
   Illinois Health Facilities Authority,
     Resurrection Health, Series A, (FSA Insured),
     (SPA: Bank One Illinois N.A.), Variable Rate
     Daily Demand Note,
     3.80%, 5/15/29 1...............................    A-1          VMIG-1        5,500               5,500,000
   Illinois Health Facilities Authority,
     Revolving Fund, Pooled Financing Program,
     University of ChicagoProject,
     3.25%, 4/5/01..................................   A-1+          VMIG-1        9,900               9,900,000
   Illinois Housing Development Authority,
     Multi-Family Revenue, Lakeshore Plaza,
     (MBIA Insured), Series A,
     Variable Rate Weekly Demand Note,
     3.50%, 7/1/27 1................................    A-1          VMIG-1        9,200               9,200,000
   Illinois, State Sales Tax Revenue, Series N,
     7.00%, 6/15/20.................................    AAA             Aaa        6,800               6,986,942
   Illinois, State Sales Tax Revenue, Series Y,
     5.00%, 6/15/01.................................    AAA             Aa2        6,055               6,064,010
   Schaumburg, Illinois, G.O., Series A,
     Variable Rate Weekly Demand Note,
     3.55%, 12/1/13 1...............................    A-1          VMIG-1        4,800               4,800,000
   Schaumburg, Illinois, Multi-family Housing,
     Refunding RB, (FNMA Guaranteed),
     Variable Rate Weekly Demand Note,
     3.50%, 12/15/29 1..............................   A-1+              --       10,485              10,485,000
                                                                                                  --------------
                                                                                                     191,849,791
                                                                                                  --------------
INDIANA--1.37%
   Indiana Municipal Power Agency,
     Power Supplies System
     Revenue, Refunding RB (LOC: Toronto Dominion
     Bank), Series A, Variable Rate Weekly
     Demand Note,
     3.45%, 1/1/18 1................................   A-1+          VMIG-1        1,200               1,200,000
   Purdue University, Student Fee Bonds,
     Series K, Variable Rate Weekly Demand Note,
     3.50%, 7/1/20 1................................   A-1+          VMIG-1       13,200              13,200,000
   Purdue University, Student Fee Bonds, Series L,
     Variable Rate Weekly Demand Note,
     3.50%, 7/1/20 1................................   A-1+          VMIG-1       11,225              11,225,000
                                                                                                  --------------
                                                                                                      25,625,000
                                                                                                  --------------
IOWA--0.36%
   Iowa Finance Authority, Hospital Facilities
     Revenue, Iowa Health System,
     Series B, (AMBAC Insured),
     Variable Rate Weekly Demand Note:
     3.50%, 7/1/15 1................................   A-1+          VMIG-1        2,400               2,400,000
     3.50%, 7/1/20 1................................   A-1+          VMIG-1        4,300               4,300,000
                                                                                                  --------------
                                                                                                       6,700,000
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       21

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

KANSAS--0.47%
   Kansas, State Department Transportation Highway
     Revenue, Series B-2,
     3.85%, 9/1/20..................................   A-1+          VMIG-1      $ 1,300           $   1,300,000
   Kansas, State Department Transportation Highway
     Revenue, Series C-2,
     3.50%, 9/1/20..................................   A-1+          VMIG-1        7,500               7,500,000
                                                                                                  --------------
                                                                                                       8,800,000
                                                                                                  --------------
KENTUCKY--0.72%
   Kentucky Asset/Liability Commission, General Fund,
     TRAN, Series A,
     5.25%, 6/27/01.................................  SP-1+           MIG-1        6,000               6,009,713
   Kentucky, State Property & Building Community
     Revenues, Project #55,
     4.40%, 9/1/01..................................    AA-             Aa3        5,255               5,279,210
   Louisville, Kentucky Waterworks,
     Board Water System Revenue,
     4.00%, 11/15/01................................     AA             Aa1        2,240               2,251,231
                                                                                                  --------------
                                                                                                      13,540,154
                                                                                                  --------------
MARYLAND--3.59%
   Community Development Administration,
     Multi-family Development, Refunding RB,
     Avalon Ridge Apartments Project, (Guaranteed
     by FNMA), Variable Rate Weekly Demand Note,
     3.45%, 6/15/26 1...............................     --          VMIG-1       19,715              19,715,000
   Frederick County, Maryland, BAN, Variable
     Rate Weekly Demand Note,
     3.45%, 10/1/07 1...............................   A-1+          VMIG-1          600                 600,000
   Maryland State Health & Higher Educational
     Facilities Authority, (LOC: First National
     Bank), Variable Rate Weekly Demand Note,
     3.55%, 7/1/24 1................................    A-1              --        4,900               4,900,000
   Maryland State Health & Hospital Authority, Lease
     Revenue, Johns Hopkins Hospital, Series A,
     (LOC: Canadian Imperial Bank),
     Variable Rate Weekly Demand Note,
     3.40%, 7/1/27 1................................   A-1+          VMIG-1       23,700              23,700,000
   Maryland State, State & Local Facilities Loan--
     Second Series,
     5.00%, 7/15/01.................................    AAA             Aaa        4,000               4,008,204
   Montgomery County, Maryland, G.O.:
     6.30%, 4/1/01..................................    AAA             Aaa        2,250               2,250,082
     6.30%, 4/1/02..................................    AAA             Aaa        1,250               1,289,725
   Montgomery County, Maryland, G.O., Series A,
     4.875%, 5/1/01.................................    AAA             Aaa        5,000               5,002,593
   Washington Suburban Sanitary District, G.O.,
     General Construction,
     7.00%, 6/1/01..................................    AAA             Aaa        1,480               1,485,350

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       22


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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

   Washington Suburban Sanitary District, G.O.,
     Variable Rate Weekly Demand Note,
     3.45%, 8/1/04 1................................   A-1+          VMIG-1      $ 4,445           $   4,445,000
                                                                                                  --------------
                                                                                                      67,395,954
                                                                                                  --------------
MASSACHUSETTS--4.75%
   Massachusetts State, Construction Loan,
     Series C, G.O.,
     5.00%, 10/1/01.................................    AA-             Aa2        6,565               6,587,549
   Massachusetts State, Construction Loan,
     Series C, G.O., (MBIA Insured),
     5.25%, 8/1/01..................................    AAA             Aaa        2,885               2,903,349
   Massachusetts State, G.O., Series A,
     Variable Rate Weekly Demand Note,
     3.30%, 9/1/16 1................................   A-1+          VMIG-1       16,900              16,900,000
   Massachusetts State, G.O., Series B,
     Variable Rate Weekly Demand Note,
     3.30%, 9/1/16 1................................   A-1+          VMIG-1       50,920              50,920,000
   Massachusetts State, Water Pollution Abatement
     Trust, (Pool Program Bonds), Series 6,
     4.75%, 8/1/01..................................    AAA             Aaa       11,860              11,878,603
                                                                                                  --------------
                                                                                                      89,189,501
                                                                                                  --------------
MICHIGAN--2.44%
   Detroit, Michigan, Water Supply Systems, (FGIC
     Insured), Variable Rate Weekly Demand Note,
     3.45%, 7/1/13 1................................   A-1+          VMIG-1        2,000               2,000,000
   Michigan State University, General Revenue,
     Series A-2, Variable Rate Weekly Demand Note,
     3.45%, 8/15/22 1...............................   A-1+           MIG-1       25,875              25,875,000
   Michigan State, Strategic Fund,
     Detroit Edison Co.,(LOC: Barclays Bank),
     Variable Rate Daily Demand Note,
     3.80%, 9/1/30 1................................   A-1+             P-1          350                 350,000
   University of Michigan:
     3.30%, 4/17/01.................................   A-1+             P-1        6,500               6,500,000
     2.25%, 4/30/01.................................   A-1+             P-1       11,080              11,080,000
                                                                                                  --------------
                                                                                                      45,805,000
                                                                                                  --------------
MINNESOTA--2.70%
   Minneapolis, Minnesota, St. Paul Metropolitan Area,
     2.55%, 4/5/01..................................   A-1+              --        2,000               2,000,000
   Minnesota State, G.O.:
     5.50%, 6/1/01..................................    AAA             Aaa       10,000              10,018,117
     5.70%, 8/1/01..................................    AAA             Aaa        1,265               1,276,693
   University of Minnesota, Series A,
     Variable Rate Weekly Demand Note,
     3.40%, 1/1/34 1................................   A-1+          VMIG-1       37,385              37,385,000
                                                                                                  --------------
                                                                                                      50,679,810
                                                                                                  --------------
MISSISSIPPI--1.39%
   Jackson County, Mississippi, Chevron USA Inc.
     Project,(Guaranteed by Chevron),
     Variable Rate Daily Demand Note,
     3.75%, 6/1/23 1................................     --             P-1       11,400              11,400,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       23


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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

   Jackson County, Mississippi, Pollution Control
     Revenue, (Chevron USA Inc. Project),
     (Guaranteed by Chevron), Variable Rate Daily
     Demand Note,
     3.75%, 6/1/23 1................................     --             P-1      $ 3,500           $   3,500,000
   Mississippi State, G.O., Series C,
     5.00%, 12/1/01.................................     AA             Aa3        1,000               1,012,210
   Perry County, Mississippi, Leaf River Forest
     Project, (LOC: Wachovia Bank),
     Variable Rate Daily Demand Note,
     3.80%, 3/1/02 1................................     --             P-1       10,100              10,100,000
                                                                                                  --------------
                                                                                                      26,012,210
                                                                                                  --------------
MISSOURI--3.23%
   Bi-State Development Agency, Missouri, St. Clair
     County, (MBIA Insured), Variable Rate
     Weekly Demand Note,
     3.60%, 7/1/28 1................................   A-1+              --       17,900              17,900,000
   Missouri State, Board Public Buildings,
     State Office Building,
     5.90%, 12/1/01.................................     AA             Aa1        1,200               1,219,321
   Missouri State, Health & Educational Facilities
     Authority, Barnes Hospital Project,
     (LOC: Morgan Guaranty Trust), Variable Rate
     Weekly Demand Note,
     3.45%, 12/1/15 1...............................   A-1+          VMIG-1        7,700               7,700,000
   Missouri State, Health & Educational Facilities
     Authority, Medical Research Facilities, Stowers
     Institution, Variable Rate Weekly Demand Note,
     3.50%, 7/1/35 1................................   A-1+          VMIG-1       20,300              20,300,000
   Missouri State, Health & Educational Facilities
     Authority, Washington University, Series B,
     (LOC: Morgan Guaranty Trust), Variable Rate
     Daily Demand Note,
     3.75%, 9/1/30 1................................   A-1+          VMIG-1       10,400              10,400,000
   University of Missouri, Capital Projects Notes,
     RAN,
     5.25%, 6/29/01.................................  SP-1+           MIG-1        3,000               3,006,309
                                                                                                  --------------
                                                                                                      60,525,630
                                                                                                  --------------
MONTANA--0.41%
   Forsyth, Montana, Pollution Control Revenue,
     Refunding RB Pacificorp Project, (LOC: Rabobank
     Nederland), Variable Rate Daily Demand Note,
     3.75%, 1/1/18 1................................   A-1+             P-1        7,650               7,650,000
                                                                                                  --------------
NEVADA--1.33%
   Clark County, Nevada, Airport Revenue, Sub-Lien,
     Series B-2, (LOC: Bayerische Landesbank),
     Variable Rate Weekly Demand Note,
     3.40%, 7/1/29 1................................   A-1+          VMIG-1        5,000               5,000,000
   Las Vegas Valley, Nevada, (LOC: West Landesbank),
     3.10%, 4/25/01.................................   A-1+             P-1        7,000               7,000,000
     3.10%, 5/29/01.................................   A-1+             P-1        3,000               3,000,000
     3.25%, 7/12/01.................................   A-1+             P-1       10,000              10,000,000
                                                                                                  --------------
                                                                                                      25,000,000
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       24

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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

NEW JERSEY--2.65%
   New Jersey Economic Development Authority,
     Pollution Control Revenue, Public Service
     Electric & Gas Co.--A, (MBIA Insured),
     (SPA: UBS AG), Variable Rate Weekly Demand Note,
     3.10%, 9/1/12 1................................   A-1+          VMIG-1      $ 8,320           $   8,320,000
   New Jersey, State Educational Facilities Authority
     Revenue, Capital Improvement Fund, Series A,
     5.00%, 9/1/01..................................     AA             Aa2        3,465               3,481,960
   New Jersey State, TRAN:
     2.45%, 4/4/01..................................   A-1+             P-1        9,000               9,000,000
     3.35%, 4/9/01..................................   A-1+             P-1       11,000              11,000,000
     3.10%, 6/12/01.................................   A-1+             P-1        7,900               7,900,000
     3.25%, 6/12/01.................................   A-1+             P-1       10,000              10,000,000
                                                                                                  --------------
                                                                                                      49,701,960
                                                                                                  --------------
NEW MEXICO--1.18%
   Farmington, New Mexico, Refunding RB, Arizona
     Public Service Company, Series A,
     (LOC: Barclays Bank), Variable Rate Daily
     Demand Note,
     3.80%, 5/1/29 1................................   A-1+             P-1        4,200               4,200,000
   New Mexico State, TRAN,
     5.00%, 6/29/01.................................  SP-1+           MIG-1       18,000              18,029,441
                                                                                                  --------------
                                                                                                      22,229,441
                                                                                                  --------------
NEW YORK--12.14%
   Long Island Power Authority,
     2.90%, 4/4/01..................................   A-1+          VMIG-1        2,000               2,000,000
   Long Island Power Authority, New York Electric
     System Revenue, Series 1, (LOC: Westdeutsche
     Landesbank 50%, Bayerische Landesbank 50%),
     Variable Rate Weekly Demand Note,
     3.40%, 5/1/33 1................................   A-1+          VMIG-1       24,000              24,000,000
   Long Island Power Authority, New York, Electrical
     System Revenue, Series 5, (LOC: ABN Amro
     Bank N.V. 50%, Morgan Guaranty Trust 50%),
     Variable Rate Daily Demand Note,
     3.75%, 5/1/33 1................................   A-1+          VMIG-1        1,400               1,400,000
   Long Island Power Authority, New York,
     Electric System Revenue, Sub-Series 2,
     (LOC: Westdeutsche Landesbank 50%, Bayerische
     Landesbank 50%) Variable Rate Weekly
     Demand Note,
     3.30%, 5/1/33 1................................   A-1+          VMIG-1       27,100              27,100,000
   Long Island Power Authority, New York,
     (LOC: Bayerische Landesbank 50%,
     West Landesbank 50%),
     3.00%, 4/25/01.................................   A-1+          VMIG-1        9,400               9,400,000
   New York, Metropolitan Transit Authority
     (LOC: ABN AMPO),
     3.05%, 6/13/01.................................   A-1+              --        6,000               6,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       25


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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

   New York, New York City, Series A-4, (LOC: Chase
     Manhattan Bank), Variable Rate Daily Demand Note,
     3.70%, 8/1/22 1................................   A-1+          VMIG-1      $ 2,000           $   2,000,000
   NewYork City, New York, Series 3,
     2.85%, 4/4/01..................................   A-1+          VMIG-1        2,000               2,000,000
   New York, New York City, Transitional Finance
     Authority Revenue, Series A, Variable Rate
     Weekly Demand Note,
     3.25%, 11/15/26 1..............................   A-1+          VMIG-1        3,500               3,500,000
   New York, New York City, Transitional Finance
     Authority Revenue, Series A-2, Variable Rate
     Weekly Demand Note,
     3.25%, 11/15/27 1..............................   A-1+          VMIG-1       18,450              18,450,000
   New York, New York City, G.O., (LOC: Chase),
     Variable Rate Daily Demand Note,
     3.75%, 8/1/21 1................................   A-1+          VMIG-1        1,000               1,000,000
   New York, New York City, Sub Series B-3,
     (LOC: Morgan Guaranty), Variable Rate Daily
     Demand Note,
     3.45%, 8/15/17 1...............................   A-1+          VMIG-1        1,400               1,400,000
   New York, New York City, Transitional Finance
     Authority Revenue, Series A-1, Variable Rate
     Weekly Demand Note,
     3.25%, 11/15/22 1..............................   A-1+          VMIG-1        4,200               4,200,000
   New York State Environmental,
     2.25%, 4/9/01..................................   A-1+             P-1        4,000               4,000,000
   New York State, Dormitory Authority Revenues,
     Cornell University, Series B, (SPA: Toronto
     Dominion Bank), Variable Rate Weekly
     Demand Note,
     3.25%, 7/1/30 1................................   A-1+          VMIG-1        4,900               4,900,000
   New York State, Dormitory Authority Revenues,
     (LOC: Chase Manhattan Bank), Variable Rate
     Daily Demand Note,
     3.70%, 7/1/19 1................................   A-1+          VMIG-1        1,600               1,600,000
   New York State, Dormitory Authority Revenues,
     New York Public Library, Series A, Variable
     Rate Weekly Demand Note,
     3.30%, 7/1/28 1................................    A-1          VMIG-1       16,690              16,690,000
   New York State, Dormitory Authority Revenues,
     New York Public Library, Series B, Variable
     Rate Weekly Demand Note,
     3.30%, 7/1/28 1................................    A-1          VMIG-1       11,200              11,200,000
   New York State, Energy Research and Development
     Authority, Pollution Control Revenue,
     (LOC: Bank One), Variable Rate Daily
     Demand Note,
     3.70%, 10/1/29 1...............................    A-1          VMIG-1          500                 500,000
   New York State, Environmental,
     3.40%, 5/7/01..................................   A-1+             P-1        4,000               4,000,000
   New York State, Helaba
     3.15%, 6/28/01.................................   A-1+             P-1        7,500               7,500,000
   New York State, Housing Finance Agency,
     Normandie Court Project, Variable Rate Weekly
     Demand Note,
     3.15%, 5/15/15 1...............................   A-1+          VMIG-1        1,000               1,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       26


Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

   New York State, Housing Finance Agency, Service
     Contract Obligation Revenue, Series A, (LOC:
     Commerzbank), Variable Rate Weekly Demand Note,
     3.20%, 3/15/27 1...............................   A-1+          VMIG-1      $11,200          $   11,200,000
   New York State, Local Assistance Corporation,
     Series B, Prerefunded 4/01/01 @102,
     7.50%, 4/1/20..................................    AAA             Aaa        2,075               2,116,616
   New York State, Local Government Assistance
     Corporation, Series B (LOC: Westdeutsche
     Landesbank 50%, Bayerische Landesbank 50%)
     Variable Rate Weekly Demand Note,
     3.25%, 4/1/23 1................................   A-1+          VMIG-1       30,700              30,700,000
   New York State, Thruway Authority, Highway &
     Bridge Fund, Series B, (FSA Insured),
     5.00%, 4/1/01..................................    AAA             Aaa        7,630               7,630,091
   Triborough Bridge & Tunnel Authority, New York,
     (AMBAC Insured), Series C, Variable Rate
     Weekly Demand Note,
     3.25%, 1/1/13 1................................   A-1+          VMIG-1       22,175              22,175,000
                                                                                                  --------------
                                                                                                     227,661,707
                                                                                                  --------------
NORTH CAROLINA--4.11%
   Charlotte-Mecklenberg Hospital Authority, North
     Carolina, Health Care System Revenue, Series C,
     Variable Rate Weekly Demand Note,
     3.50%, 1/15/26 1...............................   A-1+          VMIG-1       10,000              10,000,000
   Charlotte-Mecklenberg Hospital Authority, North
     Carolina, Health Care System Revenue, Series D,
     Variable Rate Weekly Demand Note,
     3.45%, 1/15/26 1...............................   A-1+          VMIG-1       17,000              17,000,000
   North Carolina Medical Care Commission Hospital
     Revenue, Moses H. Cone Memorial Hospital Project,
     Variable Rate Weekly Demand Note,
     3.55%, 9/1/05 1................................   A-1+              --        8,900               8,900,000
   North Carolina Medical Care Community Hospital
     Revenue, Moses H. Cone Memorial Hospital
     Project, Variable Rate Weekly Demand Note,
     3.55%, 9/1/02 1................................   A-1+              --        3,675               3,675,000
   North Carolina Medical Care Community Hospital
     Revenue, Moses H. Cone Memorial Hospital
     Project, Variable Rate Weekly Demand Note,
     3.55%, 10/1/23 1...............................   A-1+              --        6,100               6,100,000
   North Carolina Medical Care Commission Hospital
     Revenue, North Carolina Baptist Hospital Project,
     Series B, Variable Rate Weekly Demand Note,
     3.45%, 6/1/22 1................................   A-1+          VMIG-1       24,900              24,900,000
   North Carolina State University (Raleigh),
     Centennial Project, Series A, (FSA Insured),
     Variable Rate Weekly Demand Note,
     3.40%, 12/15/19 1..............................    A-1              --        2,000               2,000,000
   North Carolina State, G.O., Public School
     Building,
     4.50%, 4/1/01..................................    AAA             Aaa        4,440               4,440,025
                                                                                                  --------------
                                                                                                      77,015,025
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       27


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--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

OHIO--4.38%
   Columbus, Ohio, G.O.,
     4.50%, 9/1/01..................................    AAA             Aaa      $ 3,225           $   3,241,390
   Columbus, Ohio, G.O., Series 2,
     5.00%, 6/15/01.................................    AAA             Aaa        1,000               1,000,689
   Ohio State, G.O., Series A,
     5.00%, 6/15/01.................................    AA+             Aa1        1,000               1,003,730
   Ohio State, Air Quality Development Authority,
     Series A, (LOC: UBS), Variable Rate Daily
     Demand Note,
     3.75%, 12/1/15 1...............................   A-1+              --        1,000               1,000,000
   Ohio State, Building Authority, Arts Facilities
     Building,
     5.00%, 10/1/01.................................     AA             Aa1        6,165               6,186,918
   Ohio State, G.O. Highway Capital Improvements,
     Series E,
     5.00%, 5/1/01..................................    AAA             Aa1       15,655              15,664,429
   Ohio State, Higher Education Capital Facilities,
     Series B,
     5.00%, 5/1/01..................................    AA+             Aa1        3,995               3,997,265
   Ohio State, Public Facilities, Mental Health
     Capital Facilities, RB, Series II-A,
     5.125%, 6/1/01.................................     AA             Aa2        3,500               3,503,628
   Ohio State University, Series B, Variable Rate
     Weekly Demand Note:
     3.30%, 12/1/14 1...............................   A-1+          VMIG-1        4,350               4,350,000
     3.30%, 12/1/19 1...............................   A-1+          VMIG-1        1,000               1,000,000
     3.30%, 12/1/29 1...............................   A-1+          VMIG-1        3,200               3,200,000
   Ohio State University, Variable Rate Weekly
     Demand Note:
     3.30%, 12/1/07 1...............................   A-1+          VMIG-1       20,130              20,130,000
     3.30%, 12/1/17 1...............................   A-1+          VMIG-1        7,850               7,850,000
     3.30%, 12/1/27 1...............................   A-1+          VMIG-1       10,110              10,110,000
                                                                                                  --------------
                                                                                                      82,238,049
                                                                                                  --------------
OKLAHOMA--0.29%
   Oklahoma State Industrial Authority, Integris
     Baptist, Refunding RB, Series B, (MBIA Insured),
     Variable Rate Daily Demand Note,
     3.95%, 8/15/29 1...............................   A-1+          VMIG-1        5,400               5,400,000
                                                                                                  --------------
PENNSYLVANIA--0.89%
   Delaware County, Pennsylvania Industrial
     Development Authority Pollution Control,
     Philadelphia Electric Co.--A, (LOC: Toronto
     Dominion Bank),
     2.70%, 8/1/06..................................   A-1+             P-1        1,925               1,925,000
   Harrisburg, Pennsylvania Authority Revenue, (LOC:
     Hypovereinsbank),
     3.56%, 3/1/34..................................    A-1              --       10,000              10,000,000
   Pennsylvania State, G.O., First Series,
     4.80%, 4/15/01.................................     AA             Aa2        1,000               1,000,169
   Pennsylvania State, G.O., Second Series
     (MBIA Insured),
     5.00%, 6/15/01.................................    AAA             Aaa        1,000               1,001,292

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       28


Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

   Pennsylvania State Higher Education Facilities
     Authority, Carnegie Mellon University, Series D,
     Variable Rate Daily Demand Note,
     3.90%, 11/1/30 1...............................   A-1+              --      $ 2,700           $   2,700,000
                                                                                                  --------------
                                                                                                      16,626,461
                                                                                                  --------------
PUERTO RICO--0.29%
   Puerto Rico, Commonwealth Highway and
     Transportation Revenue, (AMBAC Insured),
     Series A, Variable Rate Weekly Demand Note,
     3.40%, 7/1/28 1................................   A-1+          VMIG-1        5,400               5,400,000
                                                                                                  --------------
RHODE ISLAND--0.69%
   Rhode Island, Depositors Economic Corp., Series A,
     (MBIA Insured),
     7.50%, 8/1/14..................................    AAA             Aaa       12,500              12,923,808
                                                                                                  --------------
SOUTH CAROLINA--1.82%
   Rock Hill, South Carolina, Utility System Revenue,
     Series B, (AMBAC Insured), Variable Rate Weekly
     Demand Note,
     3.40%, 1/1/23 1................................   A-1+          VMIG-1        6,460               6,460,000
   South Carolina State, G.O., Series A,
     5.75%, 1/1/02..................................    AAA             Aaa        7,130               7,265,526
   South Carolina State, Public Service Authority
   Revenue, Series B, (AMBAC Insured),
     7.10%, 7/1/21..................................    AAA             Aaa        2,000               2,057,643
   South Carolina State, Series W, G.O.,
     6.00%, 5/1/01..................................    AAA             Aaa        1,750               1,752,439
   South Carolina State, State Capital Improvement,
     Series B, G.O.,
     5.75%, 8/1/01..................................    AAA             Aaa        5,000               5,023,147
   South Carolina State, State School Facilities,
     Series A, G.O.,
     5.00%, 1/1/02..................................    AAA             Aaa       11,410              11,570,314
                                                                                                  --------------
                                                                                                      34,129,069
                                                                                                  --------------
TENNESSEE--1.55%
   Memphis, Tennessee, G.O., Series A, Variable Rate
     Weekly Demand Note:
     3.55%, 8/1/04 1................................   A-1+          VMIG-1        2,100               2,100,000
     3.55%, 8/1/07 1................................   A-1+          VMIG-1        2,800               2,800,000
   Tennessee Schools Authority,
     3.30%, 4/6/01..................................   A-1+             P-1        8,000               8,000,000
     3.10%, 5/4/01..................................   A-1+             P-1        2,000               2,000,000
     3.15%, 5/21/01.................................   A-1+             P-1        1,000               1,000,000
     3.20%, 6/29/01.................................   A-1+             P-1        5,000               5,000,000
   Tennessee State G.O., Series A,
     5.00%, 3/1/02..................................    AA+             Aa1        5,000               5,087,500
     5.25%, 3/1/02..................................    AA+             Aa1        3,035               3,094,911
                                                                                                  --------------
                                                                                                      29,082,411
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       29


Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

TEXAS--10.93%
   Angelina & Neches River Authority, Texas,
     Industrial Development Corporation, Solid
     Waste Revenue, (LOC: Bank of America),
     Variable Rate Daily Demand Note:
     3.80%, 5/1/14 1................................     --             P-1      $ 6,600          $    6,600,000
   Angelina & Neches River Authority, Texas,
     Industrial Development Corporation, Solid
     Waste Revenue, (LOC: Credit Suisse First
     Boston), Variable Rate Daily Demand Note,
     3.80%, 5/1/14 1................................     --             P-1        2,200               2,200,000
   Brownsville, Texas, Utility System Revenue,
     Series A, (MBIA Insured), Variable Rate Weekly
     Demand Note,
     3.40%, 9/1/25 1................................   A-1+          VMIG-1        7,500               7,500,000
   Brownsville, Texas, Utility System Revenue,
     Series B, (MBIA Insured), Variable Rate Weekly
     Demand Note,
     3.50%, 9/1/25 1................................   A-1+          VMIG-1       14,100              14,100,000
   City of Houston, Texas, Series A,
     3.30%, 4/5/01..................................   A-1+             P-1       10,500              10,500,000
   City of Houston, Texas, Series B,
     3.25%, 5/7/01..................................   A-1+             P-1        1,600               1,600,000
   Dallas, Texas, G.O.,
     5.25%, 8/15/01.................................    AAA             Aaa        1,750               1,755,865
   Dallas, Texas, Waterworks and Sewer Systems,
     Refunding RB,
     6.75%, 4/1/01..................................     AA             Aa2        1,810               1,810,079
   Deer Park, Texas, Independent School District,
     G.O., (PSF-GTD Insured),
     6.25%, 2/15/02.................................    AAA             Aaa        1,500               1,537,831
   Fort Worth, Texas, G.O.,
     6.50%, 3/1/02..................................   Aaa+             Aa1        1,500               1,543,503
   Grand Prairie, Texas, G.O., Series C,
     (MBIA Insured),
     5.50%, 2/15/02.................................    AAA             Aaa        2,895               2,949,710
   Harris County, Texas:
     3.10%, 4/9/01..................................   A-1+             P-1          225                 225,000
     3.25%, 4/9/01..................................   A-1+             P-1        6,343               6,343,000
     3.2%, 5/23/01..................................   A-1+             P-1        2,100               2,100,000
   Harris County, Texas, G.O., Toll Road, Series G,
     Variable Rate Weekly Demand Note,
     3.45%, 8/1/20 1................................   A-1+          VMIG-1        1,000               1,000,000
   Harris County, Texas, G.O., Toll Road, Series H,
     Variable Rate Weekly Demand Note,
     3.45%, 8/1/20 1................................   A-1+          VMIG-1        9,600               9,600,000
   Harris County, Texas, Health Facilities
     Development Corp,, Hospital Revenue, Texas
     Childrens Hospital-B-1, Variable Rate Weekly
     Demand Note,
     3.50%, 10/1/29 1...............................   A-1+          VMIG-1       19,800              19,800,000
   Richardson, Texas, Independent School District,
     G.O., (PSF-GTD Insured),
     5.00%, 2/15/02.................................    AAA             Aaa        3,875               3,931,653
   Texas Higher Education Authority, Series B, (FGIC
     Insured), Variable Rate Weekly Demand Note,
     3.45%, 12/1/25 1...............................   A-1+          VMIG-1        2,520               2,520,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       30


Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

   Texas State, TRAN,
     5.25%, 8/31/01.................................  SP-1+           MIG-1      $65,000          $   65,363,516
   Texas, PFA,
     3.85%, 4/5/01..................................   A-1+             P-1        1,000               1,000,000
     3.45%, 4/10/01.................................   A-1+             P-1        1,000               1,000,000
   University of Texas:
     3.00%, 4/23/01.................................   A-1+             P-1        5,000               5,000,000
     3.10%, 5/7/01..................................   A-1+             P-1        5,000               5,000,000
     3.10%, 5/8/01..................................   A-1+             P-1        1,000               1,000,000
   University of Texas, Permanent University Fund:
     4.10%, 4/9/01..................................    A-1              --       12,000              12,000,000
   University of Texas, Series D,
     2.35%, 4/30/01.................................   A-1+             P-1       14,468              14,468,000
   University, Texas, University Revenues, Series D,
     4.25%, 8/15/01.................................    AAA             Aaa        2,630               2,637,186
                                                                                                  --------------
                                                                                                     205,085,343
                                                                                                  --------------
UTAH--2.22%
   Utah State, G.O., Variable Rate Weekly Demand Note,
     3.35%, 7/1/16 1................................   A-1+          VMIG-1        5,000               5,000,000
   Utah State, G.O., Series B, Variable Rate
    Weekly Demand Note,
     3.35%, 7/1/16 1................................   A-1+          VMIG-1        7,025               7,025,000
   Utah State, G.O., Series C, Variable Rate
     Weekly Demand  Note,
     3.50%, 7/1/16 1................................   A-1+          VMIG-1       10,700              10,700,000
   Utah State, G.O., Series D, Variable Rate
     Weekly Demand Note,
     3.50%, 7/1/16 1................................   A-1+          VMIG-1       18,500              18,500,000
                                                                                                  --------------
                                                                                                      41,225,000
                                                                                                  --------------
VERMONT--0.07%
   Vermont State, G.O., Series B,
     5.00%, 1/15/02.................................    AA+             Aa1        1,405               1,424,311
                                                                                                  --------------
VIRGINIA--0.59%
   Arlington County, Virginia, G.O.,
     5.40%, 8/1/01..................................    AAA             Aaa        1,000               1,007,110
   Fairfax County, Virginia, G.O., Series B,
     4.50%, 12/1/01.................................    AAA             Aaa        2,845               2,871,971
   Virginia, College Building Authority, Virginia
     Educational Facilities, Equipment Leasing
     Program,
     4.75%, 2/1/02..................................    AA+             Aa2        5,000               5,068,159
   Virginia State, Public Building Authority, Public
     Facilities Revenue, Series A,
     5.50%, 8/1/01..................................    AA+             Aa1        2,060               2,067,835
                                                                                                  --------------
                                                                                                      11,015,075
                                                                                                  --------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       31


Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

WASHINGTON--0.42%
   Snohomish County, Washington, Public Utility
     District #001, Electric Revenue, Generation
     System, Series A, (FSA Insured), (SPA: Dexia
     Public Finance Bank), Variable Rate Weekly
     Demand Note,
     3.40%, 12/1/17 1...............................   A-1+          VMIG-1      $ 8,000           $   8,000,000
                                                                                                  --------------
WISCONSIN--1.73%
   La Crosse, Wisconsin, Pollution Control Revenue,
     Dairyland Power, (Ambac Insured), (SPA: Rabobank
     Nederland) Variable Rate Daily Demand Note,
     3.70%, 9/1/14 1................................   A-1+          VMIG-1        1,700               1,700,000
   La Crosse, Wisconsin, Pollution Control Revenue,
     Dairyland Power, (Ambac Insured), Variable Rate
     Daily Demand Note,
     3.70%, 2/1/15 1................................   A-1+          VMIG-1        3,750               3,750,000
   Milwaukee, Wisconsin, RAN, Series B,
     5.25%, 8/30/01.................................  SP-1+           MIG-1        5,000               5,019,483
   Oak Creek, Wisconsin, Pollution Control Revenue,
     Wisconsin Electric Power Co. Project,
     Variable Rate Weekly Demand Note,
     3.45%, 8/1/16 1................................     --             P-1        3,200               3,200,000
   Pleasant Prairie, Wisconsin, Environmental
     Improvements Revenue, Wisconsin Electric Power
     Co. Project, Refunding RB, Variable Rate
     Weekly Demand Note,
     3.60%, 3/1/06 1................................   A-1+             P-1          100                 100,000
   Pleasant Prairie, Wisconsin, Pollution Control
     Revenue, Wisconsin Electric Power Co. Project,
     Refunding RB, Series A, Variable Rate Weekly
     Demand Note,
     3.60%, 9/1/30 1................................   A-1+             P-1          500                 500,000
   Pleasant Prairie, Wisconsin, Pollution Control
     Revenue, Wisconsin Electric Power Co. Project,
     Refunding RB, Series B, Variable Rate Weekly
     Demand Note,
     3.60%, 9/1/30 1................................   A-1+             P-1       11,150              11,150,000
   Wisconsin,
     3.15%, 7/12/01.................................   A-1+             P-1        7,000               7,000,000
                                                                                                  --------------
                                                                                                      32,419,483
                                                                                                  --------------
WYOMING--2.81%
   Kemmerer, Wyoming, Pollution Control Authority,
     Exxon Project, Variable Rate Daily Demand Note,
     3.70%, 11/1/14 1...............................   A-1+             P-1        2,700               2,700,000
   Lincoln County, Wyoming, P.C.R., Exxon Project-C,
     Variable Rate Daily Demand Note,
     3.85%, 11/1/14 1...............................   A-1+             P-1        3,700               3,700,000
   Platte County, Wyoming, Pollution Control Revenue,
     Tri-State G&T, Variable Rate Daily Demand Note,
     3.75%, 7/1/14 1................................     --             P-1       24,600              24,600,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                       32


Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS March 31, 2001

                                                                         RATING 2
                                                       --------------------------    PAR
 TAX-FREE SERIES                                        S&P         MOODY'S        (000)            MARKET VALUE

   Sublette County, Wyoming, Pollution Control
     Revenue, Exxon Project, Variable Rate Daily
     Demand Note,
     3.70%, 11/1/14 1...............................   A-1+             P-1      $13,850          $   13,850,000
   Sweetwater County, Wyoming, Pollution Control
     Revenue, Pacificorp Project, Variable Rate
     Daily Demand Note,
     3.75%, 1/1/14 1................................   A-1+             P-1        4,850               4,850,000
   Uinta County, Wyoming, P.C.R., B.P. Amoco,
     Variable Rate Daily Demand Note,
     3.70%, 7/1/26 1................................   A-1+          VMIG-1        3,000               3,000,000
                                                                                                  --------------
                                                                                                      52,700,000
                                                                                                  --------------
TOTAL INVESTMENTS--102.93%
   (Amortized Cost $1,930,887,535) 3............................................  102.93%         $1,930,887,535

LIABILITIES IN EXCESS OF OTHER ASSETS...........................................   (2.93)            (54,991,846)
                                                                                  ------          --------------
NET ASSETS......................................................................  100.00%         $1,875,895,689
                                                                                  ======          ==============
--------------------------------------------------------------------------------

1 Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice. Interest rates are redetermined periodically. Rates shown are those in effect on March 31, 2001.
2 Unaudited.
3 Aggregate cost for federal tax purposes is $1,930,905,377.
INVESTMENT ABBREVIATIONS:
FNMA  --   Federal National Mortgage Association
GO    --   General Obligation Bond
LOC   --   Letter of Credit
RB    --   Revenue Bond
TRAN  --   Tax Revenue Anticipation Note
INSURANCE ABBREVIATIONS:
AMBAC --   AMBAC Indemnity Corp.
FGIC  --   Financial Guaranty Insurance Corporation
MBIA  --   Municipal Bond Investors Assurance
S&P MUNICIPAL RATINGS:
AAA   --   Of the highest quality.
AA    --   The second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
SP-1  --   Notes that have a strong capacity to pay principal and
           interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
A-1   --   Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
MOODY'S MUNICIPAL RATINGS:
Aaa   --   Judged to be of the best quality.
Aa    --   Judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
MIG-1 --   Notes of the best quality.
VMIG-1--   Variable rate demand obligations of the best quality.
P-1   --   Commercial paper is of the best quality.

     A detailed description of the above ratings can be found in the Fund's
                      Statement of Additional Information.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES


                                                                                              MARCH 31, 2001
                                                             PRIME             TREASURY             TAX-FREE
                                                            SERIES               SERIES               SERIES

ASSETS
   Investments, at amortized cost ...........       $6,477,506,025       $1,002,223,586       $1,930,887,535
   Cash .....................................              439,795                1,931              101,478
   Receivable for capital shares sold .......              284,208                   --                   --
   Interest receivable ......................           17,488,077            3,515,856           12,268,501
   Prepaid expenses and other ...............            1,038,547              245,161              296,018
                                                    --------------       --------------       --------------
Total assets ................................        6,496,756,652        1,005,986,534        1,943,553,532
                                                    --------------       --------------       --------------
LIABILITIES
   Payable for capital shares redeemed ......            2,153,969                   --                   --
   Income dividend payable ..................            7,500,786            1,204,754            1,199,970
   Accounting fees payable ..................               16,551               11,910               12,573
   Advisory fees payable ....................            1,384,473              200,907              400,183
   Custody fees payable .....................              235,319                7,773               69,699
   Transfer agent fees payable ..............              552,405               60,205               23,338
   Payable for securities purchased .........                   --                   --           65,304,097
   Accrued expenses and other ...............            2,328,087              472,885              647,983
                                                    --------------       --------------       --------------
Total liabilities ...........................           14,171,590            1,958,434           67,657,843
                                                    --------------       --------------       --------------
NET ASSETS ..................................       $6,482,585,062       $1,004,028,100       $1,875,895,689
                                                    ==============       ==============       ==============
NET ASSETS CONSIST OF
   Paid-in capital ..........................       $6,482,393,110       $1,003,757,064       $1,876,091,837
   Undistributed (distributions in excess of)
     net investment income ..................              118,726              121,147              (55,229)
   Accumulated net realized gain (loss) on
     investment transactions ................               73,226              149,889             (140,919)
                                                    --------------       --------------       --------------
NET ASSETS ..................................       $6,482,585,062       $1,004,028,100       $1,875,895,689
                                                    ==============       ==============       ==============


See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                       MARCH 31, 2001
                                                        PRIME            TREASURY            TAX-FREE
                                                       SERIES              SERIES              SERIES
COMPUTATION OF NET ASSET VALUE:
   Deutsche Banc Alex. Brown Cash Reserve
     Prime Shares, Treasury Shares
     and Tax-Free Shares
     Net assets .........................      $5,735,780,960        $866,508,282      $1,701,939,664
                                               ==============        ============      ==============
     Shares outstanding .................       5,735,616,256         866,278,221       1,702,123,942
                                               ==============        ============      ==============
     Net asset value per share ..........               $1.00               $1.00               $1.00
                                               ==============        ============      ==============
   Deutsche Banc Alex. Brown Cash Reserve
     Institutional Prime Shares,
     Treasury Institutional Shares
     and Tax-Free Institutional Shares
     Net assets .........................      $  671,539,063        $137,519,818      $  173,956,025
                                               ==============        ============      ==============
     Shares outstanding .................         671,517,510         137,483,033         173,972,779
                                               ==============        ============      ==============
     Net asset value per share ..........      $         1.00        $       1.00      $         1.00
                                               ==============        ============      ==============
   Cash Reserve Prime Class A Shares
     Net assets .........................         $11,881,559        $         --      $           --
                                               ==============        ============      ==============
     Shares outstanding .................          11,880,819                  --                  --
                                               ==============        ============      ==============
     Net asset value per share ..........               $1.00        $         --      $           --
                                               ==============        ============      ==============
   Cash Reserve Prime Class B Shares
     Net assets .........................         $11,975,189        $         --      $           --
                                               ==============        ============      ==============
     Shares outstanding .................          11,974,950                  --                  --
                                               ==============        ============      ==============
     Net asset value per share ..........               $1.00        $         --      $           --
                                               ==============        ============      ==============
   Cash Reserve Prime Class C Shares
     Net assets .........................          $1,592,020        $         --      $           --
                                               ==============        ============      ==============
     Shares outstanding .................           1,592,002                  --                  --
                                               ==============        ============      ==============
     Net asset value per share ..........               $1.00        $         --      $           --
                                               ==============        ============      ==============
   Quality Cash Reserve Prime Shares
     Net assets .........................         $49,816,271        $         --      $           --
                                               ==============        ============      ==============
     Shares outstanding .................          49,808,855                  --                  --
                                               ==============        ============      ==============
     Net asset value per share ..........               $1.00        $         --      $           --
                                               ==============        ============      ==============

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS


                                                                 FOR THE YEAR ENDED MARCH 31, 2001
                                                        PRIME          TREASURY           TAX-FREE
                                                       SERIES            SERIES             SERIES
INVESTMENT INCOME
   Interest ...............................      $404,222,336       $51,005,690        $65,716,499
                                                 ------------       -----------        -----------
EXPENSES
   Investment advisory fees ...............        15,889,784         2,000,603          4,368,734
   Distribution fees:
     Deutsche Banc Alex. Brown Cash Reserve
        Prime, Treasury and Tax-Free
        Shares, respectively ..............        13,758,408         1,866,121          3,823,650
     Cash Reserve Prime Class A Shares ....            37,092                --                 --
     Cash Reserve Prime Class B Shares ....            55,918                --                 --
     Cash Reserve Prime Class C Shares ....             8,100                --                 --
     Quality Cash Reserve Prime Shares ....           343,098                --                 --
   Transfer agent fees ....................         4,425,540           297,544            372,942
   Shareholder service fees:
     Deutsche Banc Alex. Brown Cash Reserve
        Prime, Treasury and Tax-Free
        Shares, respectively ..............         2,743,690           373,224            764,730
   Registration fees ......................           610,687            65,376            247,899
   Custodian fees .........................           534,944            42,175            179,492
   Directors' fees ........................           234,276            30,117             52,334
   Accounting fees ........................           192,423           132,501            146,386
   Professional fees ......................            98,274            28,248             44,418
   Miscellaneous ..........................           417,333            73,786            209,904
                                                 ------------       -----------        -----------
     Total expenses .......................        39,349,567         4,909,695         10,210,489
   Less: fee waivers ......................                --          (382,437)                --
                                                 ------------       -----------        -----------
     Net expenses .........................                --         4,527,258         10,210,489
                                                 ------------       -----------        -----------
NET INVESTMENT INCOME .....................       364,872,769        46,478,432         55,506,010
NET REALIZED GAIN FROM
   INVESTMENT TRANSACTIONS ................            73,226           149,889             15,703
                                                 ------------       -----------        -----------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................      $364,945,995       $46,628,321        $55,521,713
                                                 ============       ===========        ===========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS



                                                                       FOR THE              FOR THE              FOR THE
                                                                    YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                                MARCH 31, 2001       MARCH 31, 2000       MARCH 31, 2001

                                                                                       PRIME SERIES
                                                                                   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income .................................    $    364,872,769     $    233,249,832      $    46,478,432
   Net realized gain (loss) from investment transactions .              73,226               23,373              149,889
                                                              ----------------     ----------------      ---------------
   Net increase in net assets resulting from operations ..         364,945,995          233,273,205           46,628,321
                                                              ----------------     ----------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Deutsche Banc Alex. Brown Cash Reserve Prime
        Shares, Treasury Shares and Tax-Free Shares,
        respectively .....................................        (317,575,763)        (204,114,790)         (40,218,693)
     Deutsche Banc Alex. Brown Cash Reserve
        Institutional Prime Shares, Treasury Institutional
        Shares and Tax-Free Institutional Shares,
        respectively .....................................         (43,000,080)         (24,839,929)          (6,400,227)
     Cash Reserve Prime Class A Shares ...................            (844,641)            (729,448)                  --
     Cash Reserve Prime Class B Shares ...................            (280,056)            (154,996)                  --
     Cash Reserve Prime Class C Shares ...................             (41,081)              (2,633)                  --
     Quality Cash Reserve Prime Shares ...................          (3,131,157)          (3,408,016)                  --
                                                              ----------------     ----------------      ---------------
 Total distributions .....................................        (364,872,778)        (233,249,812)         (46,618,920)
                                                              ----------------     ----------------      ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value at $1.00 per share)
   Proceeds from sales of shares .........................      49,691,006,111       45,299,375,349        4,063,726,029
   Dividend reinvestments ................................         340,652,084          215,221,158           42,935,226
   Cost of shares redeemed ...............................     (50,054,007,599)     (43,223,525,003)      (3,991,753,413)
                                                              ----------------     ----------------      ---------------
   Net increase (decrease) in net assets
     from capital share transactions .....................         (22,349,404)       2,291,071,504          114,907,842
                                                              ----------------     ----------------      ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................         (22,276,187)       2,291,094,897          114,917,243
                                                              ----------------     ----------------      ---------------
NET ASSETS
   Beginning of year .....................................       6,504,861,249        4,213,766,352          889,110,857
                                                              ----------------     ----------------      ---------------
   End of year ...........................................    $  6,482,585,062     $  6,504,861,249      $ 1,004,028,100
                                                              ================     ================      ===============



                                                                      FOR THE              FOR THE              FOR THE
                                                                   YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                               MARCH 31, 2000       MARCH 31, 2001       MARCH 31, 2000

                                                              TREASURY SERIES                           TAX-FREE SERIES
                                                              ---------------                           ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income .................................    $    35,973,978      $    55,506,010      $    35,332,635
   Net realized gain (loss) from investment transactions .            119,476               15,703             (106,677)
                                                              ---------------      ---------------      ---------------
   Net increase in net assets resulting from operations ..         36,093,454           55,521,713           35,225,958
                                                              ---------------      ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Deutsche Banc Alex. Brown Cash Reserve Prime
        Shares, Treasury Shares and Tax-Free Shares,
        respectively .....................................        (30,901,564)         (50,707,371)         (32,091,271)
     Deutsche Banc Alex. Brown Cash Reserve
        Institutional Prime Shares, Treasury Institutional
        Shares and Tax-Free Institutional Shares,
        respectively .....................................         (5,013,361)          (4,682,173)          (3,357,831)
     Cash Reserve Prime Class A Shares ...................                 --                   --                   --
     Cash Reserve Prime Class B Shares ...................                 --                   --                   --
     Cash Reserve Prime Class C Shares ...................                 --                   --                   --
     Quality Cash Reserve Prime Shares ...................                 --                   --                   --
                                                              ---------------      ---------------      ---------------
 Total distributions .....................................        (35,914,925)         (55,389,544)         (35,449,102)
                                                              ---------------      ---------------      ---------------
CAPITAL SHARE TRANSACTIONS
   (at net asset value at $1.00 per share)
   Proceeds from sales of shares .........................      4,738,658,716        8,812,206,085        9,172,973,844
   Dividend reinvestments ................................         33,780,159           50,329,986           31,657,338
   Cost of shares redeemed ...............................     (4,822,769,366)      (8,768,588,709)      (8,554,582,933)
                                                              ---------------      ---------------      ---------------
   Net increase (decrease) in net assets
     from capital share transactions .....................        (50,330,491)          93,947,362          650,048,249
                                                              ---------------      ---------------      ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..................        (50,151,962)          94,079,531          649,825,105
                                                              ---------------      ---------------      ---------------
NET ASSETS
   Beginning of year .....................................        939,262,819        1,781,816,158        1,131,991,053
                                                              ---------------      ---------------      ---------------
   End of year ...........................................    $   889,110,857      $ 1,875,895,689      $ 1,781,816,158
                                                              ===============      ===============      ===============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                    38 and 39

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 PRIME SHARES
                           FOR THE YEAR ENDED MARCH 31,                                             FOR THE YEARS ENDED MARCH 31,
                                                   2001              2000              1999               1998               1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ......       $  1.00           $  1.00           $  1.00            $  1.00            $  1.00
                                                -------           -------           -------            -------           --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ................        0.0578            0.0480            0.0473             0.0494             0.0478
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ................       (0.0578)          (0.0480)          (0.0473)           (0.0494)           (0.0478)
                                                -------           -------           -------            -------           --------
NET ASSET VALUE, END OF YEAR ............       $  1.00           $  1.00           $  1.00            $  1.00           $   1.00
                                                =======           =======           =======            =======           ========
TOTAL INVESTMENT RETURN .................          5.94%             4.90%             4.84%              5.05%              4.88%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted)    $5,735,781        $5,772,616        $3,727,990         $3,164,538         $2,545,532
   Ratios to average net assets:
     Net investment income ..............          5.77%             4.86%             4.71%              4.94%              4.78%
     Expenses ...........................          0.66%             0.66%             0.63%              0.67%              0.63%



See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                    40 and 41

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL PRIME SHARES
                               FOR THE YEAR ENDED MARCH 31,                                          FOR THE YEARS ENDED MARCH 31,
                                                       2001               2000               1999             1998            1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ............    $   1.00           $   1.00           $   1.00         $   1.00        $   1.00
                                                   --------           --------           --------         --------        --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ......................      0.0610             0.0511             0.0499           0.0519          0.0503
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ......................     (0.0610)           (0.0511)           (0.0499)         (0.0519)        (0.0503)
                                                   --------           --------           --------         --------        --------
NET ASSET VALUE, END OF YEAR ..................    $   1.00           $   1.00           $   1.00         $   1.00        $   1.00
                                                   ========           ========           ========         ========        ========
TOTAL INVESTMENT RETURN .......................        6.28%              5.24%              5.11%            5.31%           5.15%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) .....    $671,539           $637,767           $388,447         $317,972        $117,812
   Ratios to average net assets:
     Net investment income ....................        6.01%              5.18%              4.98%            5.22%           5.04%
     Expenses .................................        0.34%              0.34%              0.36%            0.42%           0.38%

See Notes to Financial Statements.
--------------------------------------------------------------------------------

                                    42 and 43

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 TREASURY SHARES
                         FOR THE YEAR ENDED MARCH 31,                                               FOR THE YEARS ENDED MARCH 31,
                                                 2001               2000               1999               1998               1997

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ......       $1.00              $1.00              $1.00              $1.00              $1.00
                                             --------           --------           --------           --------           --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ................      0.0539             0.0431             0.0427             0.0464             0.0453
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ................     (0.0539)           (0.0431)           (0.0427)           (0.0464)           (0.0453)
                                             --------           --------           --------           --------           --------
NET ASSET VALUE, END OF YEAR ............    $   1.00           $   1.00           $   1.00           $   1.00           $   1.00
                                             ========           ========           ========           ========           ========
TOTAL INVESTMENT RETURN .................        5.53%              4.40%              4.35%              4.74%              4.63%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted)    $866,508           $790,443           $816,700           $798,427           $678,445
   Ratios to average net assets:
     Net investment income ..............        5.36%              4.31%              4.26%              4.65%              4.54%
     Expenses after waivers .............        0.56%              0.61%              0.58%              0.59%              0.61%
     Expenses before waivers ............        0.61%              0.66%              0.58%              0.59%              0.61%

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                    44 and 45

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 TREASURY--INSTITUTIONAL SHARES
                           FOR THE YEAR ENDED MARCH 31,                                            FOR THE YEARS ENDED MARCH 31,
                                                   2001              2000               1999              1998              1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ......      $   1.00          $   1.00           $   1.00          $   1.00          $   1.00
                                               --------          --------           --------          --------          --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ................        0.0571            0.0462             0.0453            0.0489            0.0481
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ................       (0.0571)          (0.0462)           (0.0453)          (0.0489)          (0.0481)
                                               --------          --------           --------          --------          --------
NET ASSET VALUE, END OF YEAR ............      $   1.00          $   1.00           $   1.00          $   1.00          $   1.00
                                               ========          ========           ========          ========          ========
TOTAL INVESTMENT RETURN .................          5.86%             4.72%              4.63%             5.00%             4.92%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted)      $137,520           $98,668           $122,563           $98,780           $61,209
   Ratios to average net assets:
     Net investment income ..............          5.66%             4.62%              4.54%             4.91%             4.81%
     Expenses after waivers .............          0.26%             0.29%              0.33%             0.34%             0.33%
     Expenses before waivers ............          0.31%             0.34%              0.33%             0.34%             0.33%

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                    46 and 47

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 TAX-FREE SHARES
                          FOR THE YEAR ENDED MARCH 31,                                               FOR THE YEARS ENDED MARCH 31,
                                                  2001                 2000               1999             1998               1997

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ......     $   1.00             $   1.00           $   1.00         $   1.00           $   1.00
                                              --------             --------           --------         --------           --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ................       0.0333               0.0276             0.0277           0.0306             0.0286
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ................      (0.0333)             (0.0276)           (0.0277)         (0.0306)           (0.0286)
                                              --------             --------           --------         --------           --------
NET ASSET VALUE, END OF YEAR ............     $   1.00             $   1.00           $   1.00         $   1.00           $   1.00
                                              ========             ========           ========         ========           ========
TOTAL INVESTMENT RETURN .................         3.38%                2.80%              2.81%            3.10%              2.90%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted)   $1,701,940           $1,664,370         $1,047,391         $841,185           $647,212
   Ratios to average net assets:
     Net investment income ..............         3.31%                2.78%              2.74%            3.05%              2.86%
     Expenses ...........................         0.64%                0.65%              0.58%            0.60%              0.62%


See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                    48 and 49

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 TAX-FREE--INSTITUTIONAL SHARES
                                                                                                         FOR THE PERIOD
                                                                                                         JUNE 2, 1997 1
                                   FOR THE YEAR ENDED MARCH 31,         FOR THE YEARS ENDED MARCH 31  THROUGH MARCH 31,
                                                           2001               2000              1999               1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ....              $   1.00           $   1.00          $   1.00           $   1.00
                                                       --------           --------          --------           --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ................                0.0363             0.0306            0.0303             0.0273
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ................               (0.0363)           (0.0306)          (0.0303)           (0.0273)
                                                       --------           --------          --------           --------
NET ASSET VALUE, END OF PERIOD ..........              $   1.00           $   1.00          $   1.00           $   1.00
                                                       ========           ========          ========           ========
TOTAL INVESTMENT RETURN .................                  3.69%              3.10%             3.07%              2.76%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted)              $173,956           $117,446           $84,600            $76,683
   Ratios to average net assets:
     Net investment income ..............                  3.62%              3.09%             3.03%              3.29%2
     Expenses ...........................                  0.34%              0.35%             0.33%              0.35%2

--------------------------------------------------------------------------------

1 Commencement of operations.
2 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                    50 and 51

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. (the 'Fund') began operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of six classes: Deutsche Banc Alex. Brown Cash Reserve Prime Shares ('Prime Shares'), Cash Reserve Prime Class A Shares (formerly 'Flag Investors Cash Reserve Prime Class A Shares'), Cash Reserve Prime Class B Shares (formerly 'Flag Investors Cash Reserve Prime Class B Shares'), Cash Reserve Prime Class C Shares (formerly 'Flag Investors Cash Reserve Prime Class C Shares'), Quality Cash Reserve Prime Shares ('Quality Cash Shares') and Deutsche Banc Alex. Brown Cash Reserve Institutional Prime Shares ('Institutional Prime Shares'). The Treasury Series consists of two classes:
Deutsche Banc Alex. Brown Cash Reserve Treasury Shares ('Treasury Shares') and Deutsche Banc Alex. Brown Cash Reserve Treasury Institutional Shares ('Treasury Institutional Shares'). The Tax-Free Series consists of two classes: Deutsche Banc Alex. Brown Cash Reserve Tax-Free Shares ('Tax-Free Shares') and Deutsche Banc Alex. Brown Cash Reserve Tax-Free Institutional Shares ('Tax-Free Institutional Shares'). Shareholders can vote only on issues that affect the share classes they own. These financial statements present the Prime Series, the Treasury Series and the Tax-Free Series.

A. VALUATION OF SECURITIES
Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. Using this method, the Fund initially values a security at its purchased cost. The Fund then values the investment at amortized cost assuming a constant amortization to maturity of any discount or premium.

B. REPURCHASE AGREEMENTS
The Prime Series andTreasury Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

C. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders.Therefore, no federal income tax provision is required. Each portfolio is treated as a separate entity for federal income tax purposes.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, permanent differences as of March 31, 2001 have been primarily attributable to expiration of capital loss carryovers, and distribution reclassifications, and have been reclassified to the following accounts:

                      Undistributed        Accumulated
                     Net Investment       Net Realized           Paid-in
                      Income (Loss)     Gains (Losses)           Capital
                    ---------------     --------------           -------
Cash Reserve--
  Prime Series             $ 23,373          $ (23,373)          $    --
Cash Reserve--
  Treasury Series           119,476           (119,476)               --
Cash Reserve--
  Tax Free Series                --              6,268            (6,268)

D. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS
The Fund uses the trade date to account for securities transactions and the specific identification method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the amortization of premiums and accretion of discounts. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premiums and discounts on all fixed-income securities. Management expects that there will be no impact to the Fund because of the adoption of this principle to the Fund's financial statements.

E. EXPENSES
Operating expenses for each share class and series are recorded on an accrual basis, and are charged to that class' or series' operations. If a Fund expense cannot be directly attributed to a share class or series, the expense is prorated among the classes or series that the expense affects and is based on the classes' or series' relative net assets.

F. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER FEES
Investment Company Capital Corp. ('ICCC'), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the investment advisor to each series. Under the terms of the investment advisory agreement, the Fund pays ICCC a fee, calculated daily and paid monthly, at the following annual rates based upon the Fund's aggregate average daily net assets: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of 0.02% of its average daily net assets. The Tax-Free Series pays an additional fee that is calculated daily and paid monthly at the annual rate of 0.03% of its average daily net assets.

ICCC may voluntarily waive a portion of its advisory fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. ICCC did not waive any advisory fees for the Prime or Tax-Free Series for the year ended March 31, 2001.

The Advisor waives a portion of its fees on the Treasury Series in the amount of 0.05%. Absent such fee waivers, Management Fees would be 0.23%. The waiver is contractual and will continue until July 31, 2002 and may be extended.

ICCC also provides accounting services to the Fund. As compensation for these services, the Prime Series, Treasury Series, and Tax-Free Series pay ICCC an annual fee that is calculated daily and paid monthly from the three series' average daily net assets.

ICCC also provides transfer agency services to the Fund. As compensation for its transfer agency services, the three series pay ICCC a per account fee that is calculated and paid monthly.

--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

ICC Distributors, Inc. ('ICC Distributors'), a non-affiliated entity provides distribution services to the Fund. As compensation for these services, the Prime Shares, Cash Reserve Prime Class A Shares, Treasury Shares and the Tax-Free Shares pay ICC Distributors an annual fee equal to 0.25% of these classes' average daily net assets. The Quality Cash Shares, Cash Reserve Prime Class B Shares and Cash Reserve Prime Class C Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to 0.60% of the Quality Cash Shares' aggregate average daily net assets and 1.00% (including a 0.25% shareholder servicing fee) of the Cash Reserve Prime Class B and Class C Shares' aggregate average daily net assets. No distribution fees are charged to the Institutional Shares.

The Shareholder Service Plan (the 'Plan') for the Deutsche Banc Alex. Brown Cash Reserve Shares of the Prime, Treasury and Tax-Free Series of the Fund ('Shares') in order to provide compensation to third parties who provide shareholder services to clients, who from time to time beneficially own shares. In consideration of these services provided by any Shareholder Servicing Agent, the Fund will pay the Distributor an annual fee, calculated daily and paid monthly, equal to 0.05% of the shares' average daily net assets.

The Fund participates along with other former Flag Investors Funds in a retirement plan (the Plan) for eligible Directors. Effective February 12, 2001, the Board of Directors of the Fund, as well as each fund participating in the Plan, voted to amend the Plan. The amendments provide that no further benefits would accrue to any current or future Directors and include a one-time payment of benefits accrued under the Plan to Directors, as calculated based on certain actuarial assumptions. At each Director's election, this one-time payment could be transferred into the Director's DeferredCompensation Plan or be paid to them in a lump sum cash distribution. Two retired directors will continue to receive benefits under the provisions of the Plan. The actuarially computed pension expense allocated to the Fund for the year ended March 31, 2001 was $25,806 for the Prime Series, $8,478 for the Treasury Series and $10,742 for the Tax-Free Series. The accrued liability at March 31, 2001 was $178,554 for the Prime Series, $53,762 for the Treasury Series and $74,450 for the Tax-Free Series.

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 12.81 billion shares of $.001 par value capital stock (8.66 billion Prime Series, 1.55 billion Treasury Series, 2.25 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows (at net asset value of $1.00 per share):

                                              For the                 For the
                                           Year Ended              Year Ended
                                       March 31, 2001          March 31, 2000
                                      ---------------         ---------------
Prime Series:
  Sold:
    Prime Shares .............         34,781,774,664          35,722,744,712
    Cash Reserve Prime
      Class A Shares .........            369,574,242             333,773,644
    Cash Reserve Prime
      Class B Shares .........             21,570,678              10,774,115
    Cash Reserve Prime
      Class C Shares .........              3,611,704               1,047,381
    Institutional Prime Shares         14,248,970,131           8,800,227,522
    Quality Cash Shares ......            265,504,692             430,807,975
  Reinvested:
    Prime Shares .............            300,567,137             191,935,470
    Cash Reserve Prime
      Class A Shares .........                538,430                 564,622
    Cash Reserve Prime
      Class B Shares .........                238,869                 131,700
    Cash Reserve Prime
      Class C Shares .........                 29,796                   1,722
    Institutional Prime Shares             36,273,237              19,239,279
    Quality Cash Shares ......              3,004,615               3,348,365
  Redeemed:
    Prime Shares .............        (35,119,236,863)        (33,870,074,943)
    Cash Reserve Prime
      Class A Shares .........           (374,445,652)           (331,152,236)
    Cash Reserve Prime
      Class B Shares .........            (12,814,093)            (10,282,099)
    Cash Reserve Prime
      Class C Shares .........             (2,828,014)               (270,588)
    Institutional Prime Shares        (14,251,483,991)         (8,570,149,304)
    Quality Cash Shares ......           (293,198,986)           (441,595,833)
                                      ---------------         ---------------
    Net increase (decrease) ..            (22,349,404)          2,291,071,504
                                      ===============         ===============

--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

                                                   For the            For the
                                                Year Ended         Year Ended
                                            March 31, 2001     March 31, 2000
                                            --------------     --------------
Treasury Series:
  Sold:
    Treasury Shares ..................       3,677,787,028      4,352,118,565
    Treasury Institutional Shares ....         385,939,001        386,540,151
  Issued as reinvestment of dividends:
    Treasury Shares ..................          38,058,744         29,701,483
    Treasury Institutional Shares ....           4,876,482          4,078,676
  Redeemed:
    Treasury Shares ..................      (3,639,786,293)    (4,408,223,496)
    Treasury Institutional Shares ....        (351,967,120)      (414,545,870)
                                            --------------     --------------
    Net increase (decrease) ..........         114,907,842        (50,330,491)
                                            ==============     ==============

                                                   For the            For the
                                                Year Ended         Year Ended
                                            March 31, 2001     March 31, 2000
                                            --------------     --------------
Tax-Free Series:
  Sold:
    Tax-Free Shares ..................       8,121,541,625      8,346,727,898
    Tax-Free Institutional Shares ....         690,664,460        826,245,946
  Issued as reinvestment of dividends:
    Tax-Free Shares ..................          47,981,098         30,121,404
    Tax-Free Institutional Shares ....           2,348,888          1,535,934
  Redeemed:
    Tax-Free Shares ..................      (8,132,076,139)    (7,759,665,684)
    Tax-Free Institutional Shares ....        (636,512,570)      (794,917,249)
                                            --------------     --------------
    Net increase .....................          93,947,362        650,048,249
                                            ==============     ==============

NOTE 4--CAPITAL LOSS CARRYFORWARDS
At March 31, 2001, capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follow:


                                                                                      Capital Loss Carryforward
                            Net Realized                                                        Expiration Year
                            Capital Loss      -----------------------------------------------------------------
                           Carryforwards               2002               2003          2004     2005 and after
                           -------------            -------            -------          ----     --------------
Prime Series .......                  --                 --                 --            --                 --
Treasury Series ....                  --                 --                 --            --                 --
Tax-Free Series ....            $123,077            $21,858            $26,991            --            $74,228


NOTE 5--TAX COST ADJUSTMENTS
For federal income tax purposes,the tax basis of investments held at March 31, 2001, were as follows:

                                        Cost-Tax Basis
                                        --------------
Prime Series                            $6,477,506,531
Treasury Series                          1,002,223,586
Tax-Free Series                          1,930,905,377

The aggregate gross unrealized tax appreciation and depreciation for all investments as of March 31, 2001, were as follows:

                               Appreciation       Depreciation
                               ------------       ------------
Prime Series                           $ --            $   506
Treasury Series                          --                 --
Tax-Free Series                          --             17,842

NOTE 6--SUBSEQUENT EVENT

On March 13, 2001, Deutsche Asset Management announced that it will change the name of its 'Flag Investors' family of mutual funds to 'Deutsche Asset Management,' effective May 7, 2001. As a result, certain classes of the Fund have changed their names. This change will result in modifications to the presentation of the Fund's periodic reports on behalf of certain classes of the Fund.

--------------------------------------------------------------------------------

Deutsche Banc Alex. Brown Cash Reserve Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Deutsche Banc Alex. Brown
Cash Reserve Fund, Inc. and Shareholders of the Prime,
Treasury and Tax-Free Series:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime, Treasury and Tax-Free Series (the three portfolios constituting the Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., hereafter referred to as the 'Funds') at March 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
May 9, 2001


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended March 31, 2001

PRIME SERIES
Of ordinary dividends made during the fiscal year ended March 31, 2001, 0.02%, was derived from investments in US Government and Agency Obligations. All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

TREASURY SERIES
One hundred percent of the ordinary dividends made by the Treasury Series of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc. for the year ended March 31, 2001 were derived from interest on investments in direct obligations of the US Treasury.

TAX-FREE SERIES
One hundred percent of the dividends paid by the Tax-Free Series of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc., for the year ended March 31, 2001 qualified as exempt-interest dividends for federal income tax purposes.

All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

--------------------------------------------------------------------------------

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Deutsche Banc Alex. Brown Cash
  Reserve Fund
P.O. Box 1346
Baltimore, MD 21203

                                                                     PRSRT STD
                                                                   U.S. Postage
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